                                                       Registration No. 33-63179
================================================================================

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                          POST-EFFECTIVE AMENDMENT NO. 4
                                    TO FORM S-6
               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
          SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                              -------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (Exact Name of Trust)

                              -------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              One Nationwide Plaza
                              Columbus, Ohio 43216
              (Exact Name and Address of Depositor and Registrant)

                               Gordon E. McCutchan
                                    Secretary
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                     (Name and address of Agent for Service)

                              -------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box).

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on July 14, 1997 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment

Company Act of 1940. Registrant filed its 24f-2 Notice for the fiscal year ended December 31, 1996, on February 25, 1997.

================================================================================


                                    1 of 108

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item                                             Caption in Prospectus
-----------                                             ---------------------

 1......................................................Nationwide Life
                                                        Insurance Company
                                                        The Variable Account
 2......................................................Nationwide Life
                                                        Insurance Company
 3......................................................Custodian of Assets
 4......................................................Distribution of The
                                                        Policies
 5......................................................The Variable Account
 6......................................................Not Applicable
 7......................................................Not Applicable
 8......................................................Not Applicable
 9......................................................Legal Proceedings
10......................................................Information About The
                                                        Policies; How
                                                        The Cash Value
                                                        Varies; Right to
                                                        Exchange for a Fixed
                                                        Benefit Policy;
                                                        Reinstatement; Other
                                                        Policy Provisions
11......................................................Investments of The
                                                        Variable Account
12......................................................The Variable Account
13......................................................Policy Charges
                                                        Reinstatement
14......................................................Underwriting and
                                                        Issuance -
                                                        Premium Payments
                                                        Minimum Requirements
                                                        for Issuance of a Policy
15......................................................Investments of the
                                                        Variable Account;
                                                        Premium Payments
16......................................................Underwriting and
                                                        Issuance - Allocation
                                                        of Cash Value
17......................................................Surrendering The
                                                        Policy for Cash
18......................................................Reinvestment
19......................................................Not Applicable
20......................................................Not Applicable
21......................................................Policy Loans
22......................................................Not Applicable
23......................................................Not Applicable
24......................................................Not Applicable
25......................................................Nationwide Life
                                                        Insurance Company
26......................................................Not Applicable
27......................................................Nationwide Life
                                                        Insurance Company
28......................................................Company Management
29......................................................Company Management
30......................................................Not Applicable
31......................................................Not Applicable
32......................................................Not Applicable
33......................................................Not Applicable
34......................................................Not Applicable
35......................................................Nationwide Life
                                                        Insurance Company
36......................................................Not Applicable
37......................................................Not Applicable
38......................................................Distribution of The
                                                        Policies
39......................................................Distribution of The
                                                        Policies

N-8B-2 Item                                             Caption in Prospectus
-----------                                             ---------------------

40......................................................Not Applicable
41(a)...................................................Distribution of The
                                                        Policies
42......................................................Not Applicable
43......................................................Not Applicable
44......................................................How The Cash Value
                                                        Varies
45......................................................Not Applicable
46......................................................How The Cash Value
                                                        Varies
47......................................................Not Applicable
48......................................................Custodian of Assets
49......................................................Not Applicable
50......................................................Not Applicable
51......................................................Summary of The Policies;
                                                        Information About The
                                                        Policies
52......................................................Substitution of
                                                        Securities
53......................................................Taxation of The Company
54......................................................Not Applicable
55......................................................Not Applicable
56......................................................Not Applicable
57......................................................Not Applicable
58......................................................Not Applicable
59......................................................Financial Statements

                        SUPPLEMENT DATED JULY 14, 1997 TO
                        PROSPECTUS DATED MAY 1, 1997 FOR

    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-2


Effective July 14, 1997, this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

1. The Underlying Mutual Fund options cited on page 1 of the Prospectus are hereby amended to include the following Underlying Mutual Funds:

            Dreyfus Variable Investment Fund:
                   - Capital Appreciation Portfolio

            Fidelity Variable Insurance Products Fund III:
                   - Growth Opportunities Portfolio

            Morgan Stanley Universal Funds, Inc.:
                   - Emerging Markets Debt Portfolio

            Oppenheimer Variable Account Funds:
                  - Oppenheimer Growth Fund

2. The expense table located on page 10 of the Prospectus is hereby amended to include the following information:

                                             -----------------------------------
                                              Management   Other      Total
                                                 Fees     Expenses   Expenses
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Capital      0.75%      0.09%      0.84%
Appreciation Portfolio
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund       0.61%      0.16%      0.77%
III - Growth Opportunities Portfolio
--------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc. -         0.80%      0.50%      1.30%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -           0.75%      0.04%      0.79%
Oppenheimer Growth Fund
--------------------------------------------------------------------------------

      Further, the table located at pages 11 and 12 of the Prospectus is hereby amended to include the following disclosure:

--------------------------------------------------------------------------------
                       FUND                      EXPENSES WITHOUT REIMBURSEMENT
                                                            OR WAIVER
--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            Total Mutual Fund expenses would
Oppenheimer Growth Fund                         have been  0.81% in the absence
                                                of a voluntary one-time fee
                                                reimbursement  described in the
                                                Statement of Additional
                                                Information.
--------------------------------------------------------------------------------

3. The section entitled "The Variable Account" located at pages 13 through 22 of the Prospectus is hereby amended to include the following information:

Dreyfus Variable Investment Fund

-     Capital Appreciation Portfolio

      Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

Fidelity Variable Insurance Products Fund III

The Fidelity Variable Insurance Products Fund the ("Fund") III is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. The Fund's name was changed from Fidelity Advisor Annuity Fund to Variable Insurance Products Fund III on December 30, 1996. The Fund shares are purchased by insurance companies to fund benefits under variable life insurance and annuity contracts. Fidelity Management & Research Company ("FMR") is the Fund's manager.

-     Growth Opportunities Portfolio

      Investment Objective: To provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

Morgan Stanley Universal Funds, Inc.

Morgan Stanley Universal Funds, Inc. (the "Fund") is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Fund is an open-end management investment company, or mutual fund. At present it offers 17 separate investment portfolios, each with a distinct investment objective.

-     Emerging Markets Debt Portfolio

      Investment Objective: The Fund seeks high total return by investing primarily in dollar- and non-dollar denominated Fixed Income Securities of government and private-sector issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

Oppenheimer Variable Account Funds

-     Oppenheimer Growth Fund

      Investment Objective: The Portfolio seeks to achieve capital appreciation by investing in securities of well-known established companies. In seeking its objective of capital appreciation, the Fund will emphasize investments in securities of well-known and established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (having an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.



4. Effective July 14, 1997, the Strong Special Fund II, Inc. will change its name to Strong Opportunity Fund II, Inc. Accordingly, as of the effective date, any and all references to the Fund are hereby amended to reflect this name change.

                        NATIONWIDE LIFE INSURANCE COMPANY
                                 P.O. Box 182150
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-2

The Life Insurance Policies offered by this prospectus are last survivor variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage on two named Insureds with a death benefit payable on the death of the last surviving insured. The Policies afford flexibility to vary the amount and frequency of premium payments. The Policies may also provide a Cash Surrender Value if the Policy is surrendered during the lifetime of either Insured. Nationwide Life Insurance Company (the "Company") guarantees to keep the Policy in force if certain requirements defined within this prospectus are met. The death benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

The Policies described in this prospectus are designed to meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code.

The Policy Owner may allocate Net Premiums and Cash Value to the Fixed Account and to one or more of the sub-accounts of the Variable Account. The assets of each sub-account will be used to purchase, at net asset value, shares of a designated Underlying Mutual Fund in the following series of the underlying variable account Mutual Fund options:


American Century Variable Portfolios, Inc.:   Neuberger & Berman Advisers
    -American Century VP Balanced             Management Trust:
    -American Century VP Capital Appreciation     -Limited Maturity Bond Portfolio
    -American Century VP International            -Growth Portfolio
    -American Century VP Value                    -Partners Portfolio
Dreyfus:                                      Oppenheimer Variable Accounts Funds:
    -Dreyfus Stock Index Fund                     -Bond Fund
    -Dreyfus Socially Responsible Growth Fund     -Global Securities Fund
Dreyfus Variable Investment Fund:                 -Multiple Strategies Fund
    -Growth & Income Portfolio*               Strong Special Fund II, Inc.:
Fidelity Variable Insurance Products Fund:        -Special Fund II
    -Equity-Income Portfolio                  Strong Variable Insurance Funds, Inc.:
    -Growth Portfolio                             -Discovery Fund II, Inc.
    -High Income Portfolio*                       -International Stock Fund II
    -Overseas Portfolio                       Van Eck Worldwide Insurance Trust:
Fidelity Variable Insurance Products Fund II      -Worldwide Bond Fund
    -Asset Manager Portfolio                      -Worldwide Emerging Markets Fund
    -Contrafund Portfolio                         -Worldwide Hard Assets Fund
Nationwide Separate Account Trust:            Van Kampen American Capital Life
    -Capital Appreciation Fund                Investment Trust:
    -Government Bond Fund                         -American Capital Real Estate Securities
                                                   Fund
    -Money Market Fund                        Warburg Pincus Trust:
    -Small Company Fund                           -International Equity Portfolio
    -Total Return Fund                            -Post-Venture Capital Portfolio
                                                  -Small Company Growth Portfolio

*The Growth & Income Portfolio and the High Income Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

The Company guarantees that the death benefit for a Policy will never be less than the Specified Amount stated on the Policy data pages as long as the Policy is in force. There is no guaranteed Cash Surrender Value. This prospectus generally describes only that portion of the Cash Value allocated to the Variable Account. For a brief summary of the Fixed Account Option, see "The Fixed Account Option."

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.

                   THE DATE OF THIS PROSPECTUS IS MAY 1,1997.

                                 GLOSSARY OF TERMS

Attained Age-The age on the Policy Date, plus the number of full years since the Policy Date.

Accumulation Unit-An accounting unit of measure used to calculate the Variable Account Cash Value.

Average Issue Age-Arithmetic average of the ages of the two Insureds at Policy issuance.

Basic Coverage-One of the two types of coverage of which the Specified Amount is comprised; the other type is Supplemental Coverage (see "Underwriting and Issuance").

Beneficiary-The person to whom the Death Proceeds are paid.

Cash Surrender Value-The Policy's Cash Value less Indebtedness and Surrender Charge, if any.

Cash Value-The sum of the associated values in the Variable Account, the Fixed Account and the Policy Loan Account.

Code-The Internal Revenue Code of 1986, as amended.

Company-Nationwide Life Insurance Company.

Death Proceeds-Amount of money payable to the Beneficiary if both Insureds die while the Policy is in force.

Fixed Account-An investment option which is funded by the General Account of the Company.

General Account-All assets of the Company other than those of the Variable Account or of other separate accounts that have been or may be established by the Company.

Home Office-The main office of the Company located in Columbus, Ohio.

Indebtedness-Amounts owed the Company as a result of Policy loans including both principal and accrued interest.

Initial Premium-The Initial Premium is the premium required for coverage to become effective on the Policy Date. It is shown on the Policy Data Page.

Insureds-The persons whose lives are covered by the Policy, and who are named on the Policy Data Page.

IRS- The Internal Revenue Service.

IRS Guideline Level Premium-The amount of level annual premium, calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended, guaranteed mortality and expense charges, and an interest rate of 4%.

Issue Age-For each Insured, the Issue Age is the Insured's age on his or her last birthday on or before the Policy Date.

Lifetime Death Benefit Guarantee Premium-The IRS Guideline Level Premium.

Limited Death Benefit Guarantee Period-The period running from the Policy Date to the Policy Anniversary on or next following the younger Insured's 75th birthday.

Limited Death Benefit Guarantee Premiums-The percentages as set forth in the charts located in the "Grace Period" section of this prospectus of the IRS Guideline Level Premium.

Maturity Date-The Policy Anniversary on or next following the younger Insured's 100th birthday.

Monthly Anniversary Day-The same day as the Policy Date for each succeeding month.

Net Amount At Risk-The difference between the death benefit and the Policy's Cash Value, each calculated at the beginning of the policy month.

Net Asset Value-The worth of one share at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

Net Premiums-Net Premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the Policy Data Page.

Policy Anniversary-The same day and month as the Policy Date for succeeding years.

Policy Charges-All deductions made from the Cash Value.

Policy Date-The date the provisions of the Policy take effect, as shown on the Policy Data Page.

Policy Loan Account-The Portion of the Cash Value which results from Policy Indebtedness.

Policy Owner-The person designated in the Policy application as the Owner.

Policy Year-Each year commencing with the Policy Date and each Policy Anniversary thereafter.

Scheduled Premium-The Scheduled Premium is shown on the Policy Data Page.

SEC-The United States Securities and Exchange Commission.

SEC Guideline Level Premium-The amount of level annual premium, calculated in accordance with the provisions of Rule 6e-3(T) under the Investment Company Act of 1940, guaranteed mortality and expense charges, and an interest rate of 5%.

Specified Amount-A dollar amount used to determine the death benefit of the Policy. The Specified Amount is the sum of the Basic Coverage and any Supplemental Coverage. The Specified Amount is shown on the Policy Data Page. The minimum Specified Amount is $100,000.

Supplemental Coverage-One of two types of coverage of which the Specified Amount is comprised; the other type is Basic Coverage. Supplemental Coverage, if elected at issuance, can never exceed 90% of the Specified Amount (see "Underwriting and Issuance"). Supplemental Coverage is not available in New York.

Surrender Charge-An amount deducted from the Cash Value if the Policy is surrendered.

Underlying Mutual Funds-The underlying Mutual Funds which correspond to the sub-accounts of the Variable Account.

Valuation Date-Each day both the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading such that the current net asset value of the Accumulation Units might be materially affected.

Valuation Period-A period commencing with the close of business on a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account-Nationwide VLI Separate Account-2, a separate investment account of Nationwide Life Insurance Company.

                                 TABLE OF CONTENTS

GLOSSARY OF TERMS..............................................................5
SUMMARY OF THE POLICIES.......................................................10
   Variable Life Insurance....................................................10
   The Variable Account and its Sub-Accounts..................................10
   The Fixed Account..........................................................10
   Deductions and Charges.....................................................10
   Premiums...................................................................14
   Death Benefit Guarantees...................................................14
   -Lifetime Death Benefit Guarantee..........................................14
   -Limited Death Benefit Guarantee...........................................14
NATIONWIDE LIFE INSURANCE COMPANY.............................................15
THE VARIABLE ACCOUNT..........................................................15
   Investments of the Variable Account........................................15
   American Century Variable Portfolios, Inc., a member of the American
      Century(SM) Investments.................................................16
   Dreyfus....................................................................17
   Dreyfus Variable Investment Fund...........................................17
   Fidelity Variable Insurance Products Fund..................................18
   Fidelity Variable Insurance Products Fund II...............................19
   Nationwide Separate Account Trust..........................................19
   Neuberger & Berman Advisers Management Trust...............................20
   Oppenheimer Variable Account Funds.........................................20
   Strong Special Fund II, Inc................................................20
   Strong Variable Insurance Products Funds, Inc..............................21
   Van Eck Worldwide Insurance Trust..........................................21
   Van Kampen American Capital Life Investment Trust..........................21
   Warburg Pincus Trust.......................................................22
   Reinvestment...............................................................22
   Transfers..................................................................22
   Dollar Cost Averaging......................................................23
   Substitution of Securities.................................................24
   Voting Rights..............................................................24
INFORMATION ABOUT THE POLICIES................................................24
   Underwriting and Issuance..................................................24
   -Minimum Requirements for Issuance of a Policy.............................24
   -Premium Payments..........................................................25
   Allocation of Cash Value...................................................25
   Short-Term Right to Cancel Policy..........................................25
POLICY CHARGES................................................................26
   Deductions from Premiums...................................................26
   Surrender Charges..........................................................26
   Deductions from Cash Value.................................................27
   -Monthly Cost of Insurance.................................................28
   -Monthly Administrative Expense Charge.....................................28
   -Monthly Mortality Expense Risk Charge.....................................28
   -Reduction of Charges......................................................29
HOW THE CASH VALUE VARIES.....................................................29
   How the Investment Experience is Determined................................29
   Net Investment Factor......................................................29
   Valuation of Assets........................................................30
   Determining the Cash Value.................................................30
   Valuation Periods and Valuation Dates......................................30
SURRENDERING THE POLICY FOR CASH..............................................30
   Right to Surrender.........................................................30
   Cash Surrender Value.......................................................30
   Partial Surrenders.........................................................31
   Maturity Proceeds..........................................................31
   Income Tax Withholding.....................................................31
POLICY LOANS..................................................................31
   Taking a Policy Loan.......................................................31

   Effect on Investment Performance...........................................32
   Interest...................................................................32
   Effect on Death Benefit and Cash Value.....................................32
   Repayment..................................................................32
HOW THE DEATH BENEFIT VARIES..................................................32
   Calculation of the Death Benefit...........................................32
THE CASH VALUE ACCUMULATION TEST..............................................34
   Proceeds Payable on Death..................................................34
RIGHT OF CONVERSION...........................................................34
CHANGES OF INVESTMENT POLICY..................................................34
GRACE PERIOD..................................................................35
   -Without Death Benefit Guarantees..........................................35
   -Lifetime Death Benefit Guarantee..........................................35
   -Limited Death Benefit Guarantee...........................................35
REINSTATEMENT.................................................................36
THE FIXED ACCOUNT OPTION......................................................36
CHANGES IN EXISTING INSURANCE COVERAGE........................................36
   Specified Amount Increases.................................................37
   Specified Amount Decreases.................................................37
   Changes in the Death Benefit Option........................................37
OTHER POLICY PROVISIONS.......................................................37
   Policy Owner...............................................................37
   Beneficiary................................................................37
   Assignment.................................................................38
   Incontestability...........................................................38
   Error in Age or Sex........................................................38
   Suicide....................................................................38
   Nonparticipating Policies..................................................38
   Riders.....................................................................38
LEGAL CONSIDERATIONS..........................................................38
DISTRIBUTION OF THE POLICIES..................................................39
CUSTODIAN OF ASSETS...........................................................39
TAX MATTERS...................................................................39
   Policy Proceeds............................................................39
   -Non-Resident Aliens.......................................................40
   -Taxation of Policy Split Option Rider.....................................41
   -Federal Estate and Generation Skipping Taxes..............................41
   -Taxation of the Policy....................................................42
   -Description of Cash Value Accumulation Test and Guideline Premium/Cash
    Value Corridor Test.......................................................42
   Taxation of the Company....................................................43
   Tax Changes................................................................43
THE COMPANY...................................................................43
COMPANY MANAGEMENT............................................................44
   Directors of the Company...................................................44
   Executive Officers of the Company..........................................45
OTHER CONTRACTS ISSUED BY THE COMPANY.........................................45
STATE REGULATION..............................................................46
REPORTS TO POLICY OWNERS......................................................46
ADVERTISING...................................................................46
LEGAL PROCEEDINGS.............................................................46
EXPERTS.......................................................................47
REGISTRATION STATEMENT........................................................47
LEGAL OPINIONS................................................................47
APPENDIX 1....................................................................48
APPENDIX 2....................................................................53
FINANCIAL STATEMENTS..........................................................58

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY

REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF AN UNDERLYING MUTUAL FUND.

                              SUMMARY OF THE POLICIES

Variable Life Insurance

The variable life insurance Policies offered by Nationwide Life Insurance Company (the "Company") are offered on a "last survivor" basis. The Policies provide life insurance coverage on two Insureds named in the Policy, and the death benefit is paid on the death of the last surviving Insured. The Policies also may provide a Cash Surrender Value if the Policy is surrendered while the Policy is in force. The death benefit and cash value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated (see "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (see "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay Policy Charges, and neither Death Benefit Guarantee (see "Grace Period") is in effect, the Policy will lapse without value. Under certain conditions, a Policy may become a Modified Endowment Contract as a result of a material change or a reduction in benefits as defined by the Code. Excess premiums paid also may cause the Policy to become a Modified Endowment Contract. A loan, distribution, or other amount received from a Modified Endowment Contract during the life of the Insured will be taxed to the extent of any accumulated income on the Contract. Subject to certain exceptions, any amounts that are taxable withdrawals will be subject to a 10% tax penalty. The Company will monitor premiums paid and other policy transactions and will notify the Policy Owner when the Policy's non-Modified Endowment Contract status is in jeopardy (see "Tax Matters").

The Variable Account and its Sub-Accounts

The Company places the Policy's Net Premiums in the Variable Account or the Fixed Account at the time the Policy is issued. The Policy Owner chooses the sub-accounts of the Variable Account or the Fixed Account into which the Cash Value will be allocated (see "Allocation of Cash Value"). Assets of each sub-account are invested at net asset value in shares of a corresponding Underlying Mutual Fund. For a description of the Underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account."

The Fixed Account

The Fixed Account is funded by the assets of the Company's General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 4%.

Deductions and Charges

The Company deducts certain charges from the assets of the Variable Account and the Cash Value of the Policy. These charges are made for sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks. For a discussion of any charges imposed by the Underlying Mutual Fund options, see the prospectuses of the respective Underlying Mutual Funds.

The Company deducts a sales load from each premium payment, which will not exceed 5.0% during the first ten policy years or 1.5% thereafter. Currently, the sales load is 5.0% during the first ten policy years and 0% thereafter. The total sales load actually deducted from any Policy will be equal to the sum of the front-end sales load plus any sales surrender charge that may be deducted from Policies that are surrendered. In addition, the portion of the increase charges attributable to an increase in Specified Amount that reimburse the Company for expenses incurred during distribution will be added to the total sales load deduction.

For New York State these premium deductions are 9.5% currently and guaranteed for years 1-10 and 6% guaranteed and 4.5% currently beginning in year eleven.

The Company also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. This charge compensates the Company for premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The charge includes a premium tax deduction of 2.25% and a federal tax deduction of 1.25%.

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day reflecting the sum of:

     1.  monthly cost of insurance;

     2. monthly cost of any additional benefits provided by riders to the Policy;

     3.  monthly administrative expense, and

     4.  the monthly mortality and expense risk charges.

     The current monthly administrative expense charge referenced to Item 3 above is the sum of the per policy charge and the per $1,000 Basic Coverage charge as set forth below:

                             Monthly       Monthly Per $1,000 Basic
   Policy Year(s)          Per Policy              Coverage

        1-10                 $10.00         $0.04 but not less
                                            than $20.00 or more
                                            than $80 per policy

         11+                  $5.00         $0.02 but not less
                                            than $10.00 or more
                                            than $40 per policy

     The charge for year 11+ may be increased at the sole discretion of the Company but may not exceed the charge for years 1-10. After either an increase or a decrease in Specified Amount, the per $1000 portion of the monthly administrative expense charge is based on the new Basic Coverage currently in effect. For New York State issued policies, this per policy charge is equal to $7.50 per month in all years, both currently and guaranteed. The monthly per $1,000 basic coverage charge in New York is $0.04 per $1,000 per month in the first year only, currently and guaranteed and $0.00 thereafter.

The Company also deducts a charge to assume mortality and expense risks. The Mortality and Expense Risk Charges will be assessed on a monthly basis at the beginning of each policy month and will be calculated as a percentage of the assets of the Variable Account only. This charge will be deducted proportionally solely from the assets in the Variable Account sub-accounts.

The Mortality and Expense Risk Charge is equivalent to an annual effective rate of 0.80% for policy years 1-10. This charge varies starting at the beginning of Policy Year eleven, depending upon the amount of the Cash Value. If the Cash Value is less than $25,000, the Mortality and Expense Risk Charge will remain at 0.80%. If the Cash Value is between $25,000 and $99,999, then the Mortality and Expense Risk Charge will be reduced to 0.50%. If the Cash Value equals or exceeds $100,000, then the Mortality and Expense Risk Charge will be 0.30%. These charges are all guaranteed. In New York the annual effective rate is 0.80% in years 1-10 and 0.50% beginning in Policy Year eleven, regardless of Cash Value.

The Company deducts a Surrender Charge from the Cash Value for any Policy surrendered during the first 14 Policy Years unless the average issue age is greater than or equal to age 75, in which case there is a Surrender Charge for only the first nine Policy Years. This Surrender Charge is comprised of an Underwriting Surrender Charge and a Sales Surrender Charge. The maximum initial Surrender Charge varies by issue ages, sexes, and underwriting classifications of the Insureds and is calculated based on the Basic Coverage on the Policy Date. The following table illustrates the maximum initial Surrender Charge per $1,000 of initial Basic Coverage for Policies which are issued on a male non-tobacco preferred and a female non-tobacco other than preferred basis. Tobacco, non-tobacco "other than preferred" and preferred are risk classes determined at Policy issuance in accordance with the Company's underwriting guidelines (see Appendix 1 for specific examples).

                                         Per $1,000 of
             Average Issue Age      Initial Basic Coverage

                     35                     $5.39
                     45                      8.37
                     55                     11.16
                     65                     15.67
                     75                     23.20

This Surrender Charge does not apply to increases in Specified Amount (see "Glossary"). For further discussion of the Surrender Charge, see "Surrender Charges."

Underlying Mutual Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund. The management fees and other expenses for each Underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the Underlying Mutual Fund's average assets, are as follows:

                     Underling Mutual Fund Annual Expenses
                         (After Expense Reimbursement)

                                                    ----------------------------
                                                    Management  Other     Total
                                                       Fees   Expenses  Expenses
--------------------------------------------------------------------------------
American Century Variable Portfolios,                  1.00%    0.00%    1.00%
Inc.-American Century VP Balanced
--------------------------------------------------------------------------------
American Century Variable Portfolios,                  1.00%    0.00%    1.00%
Inc.-American Century VP Capital Appreciation
--------------------------------------------------------------------------------
American Century Variable Portfolios,                  1.50%    0.00%    1.50%
Inc.-American Century VP International
--------------------------------------------------------------------------------
American Century Variable Portfolios,                  1.00%    0.00%    1.00%
Inc.-American Century VP Value
--------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund               0.72%    0.24%    0.96%
--------------------------------------------------------------------------------
Dreyfus Stock Index Fund                               0.25%    0.05%    0.30%
--------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth & Income      0.75%    0.08%    0.83%
Portfolio.
--------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income Portfolio              0.51%    0.07%    0.58%
--------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio                     0.61%    0.08%    0.69%
--------------------------------------------------------------------------------
Fidelity VIP Fund-High Income Portfolio                0.59%    0.12%    0.71%
--------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas Portfolio                   0.76%    0.17%    0.93%
--------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset Manager Portfolio           0.64%    0.10%    0.74%
--------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund Portfolio              0.61%    0.13%    0.74%
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management                 0.83%    0.09%    0.92%
Trust-Growth Portfolio
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management                 0.65%    0.13%    0.78%
Trust-Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management                 0.84%    0.11%    0.95%
Trust-Partners Portfolio
--------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                         0.50%    0.02%    0.52%
--------------------------------------------------------------------------------
NSAT-Government Bond Fund                              0.50%    0.01%    0.51%
--------------------------------------------------------------------------------
NSAT-Money Market Fund                                 0.50%    0.03%    0.53%
--------------------------------------------------------------------------------
NSAT Small Company Fund                                1.00%    0.10%    1.10%
--------------------------------------------------------------------------------
NSAT-Total Return Fund                                 0.50%    0.02%    0.52%
--------------------------------------------------------------------------------
Oppenheimer Variable Account Fund-Bond Fund            0.74%    0.04%    0.78%
--------------------------------------------------------------------------------
Oppenheimer Variable Account Fund-Global               0.73%    0.08%    0.81%
Securities Fund
--------------------------------------------------------------------------------
Oppenheimer Variable Account Fund-Multiple             0.73%    0.04%    0.77%
Strategies
--------------------------------------------------------------------------------
Strong Special Fund II, Inc.                           1.00%    0.17%    1.17%
--------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - Discovery      1.00%    0.22%    1.22%
Fund II, Inc.
--------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -                1.00%    0.59%    1.59%
International Stock Fund II
--------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Bond       1.00%    0.08%    1.08%
Fund
--------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide            1.00%   0.00%     1.00%
Emerging Markets Fund
--------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Hard       1.00%    0.08%    1.08%
Assets Fund
--------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust      0.83%    0.27%    1.10%
- American Capital Real Estate Securities Fund
--------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity              0.96%    0.40%    1.36%
Portfolio
--------------------------------------------------------------------------------
Warburg Pincus Trust-Post-Venture Capital              0.62%    0.78%    1.40%
Portfolio
--------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth              0.90%    0.26%    1.16%
Portfolio
--------------------------------------------------------------------------------

The Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's net asset value, which is the share price used to calculate the Variable Account's unit values. None of the above Underlying Mutual Funds are subject to 12b-1 fees. The following Underlying Mutual Funds are subject to the following fee waiver or expense reimbursement arrangements:


--------------------------------------------------------------------------------------
       FUND                       EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
--------------------------------------------------------------------------------------

American Century      Absent a waiver of fees by the Portfolio's investment adviser
Variable              and co-administrator, Management Fees for the Portfolio would
Portfolios, Inc.      equal 1.25%; Other Expenses would equal .81%; Total Portfolio
- American            Operating Expenses would have been 2.06%.
Century VP Value
--------------------------------------------------------------------------------------
Dreyfus Stock         In the event that aggregate expenses of the Fund exceed .40 of
Index Fund            1% of the value of the Fund's average net assets for the fiscal year, the Fund may deduct from the payment to be made to
                      Dreyfus, or Dreyfus will bear, such excess expense.  In
                      addition, the Fund may waive receipt of its fees and/or
                      voluntarily assume certain expenses of the Fund, which would have the effect of lowering the overall expense ratio of the
                      Fund.
--------------------------------------------------------------------------------------
Dreyfus Socially      In the event that aggregate expenses of the Fund exceed .40 of
Responsible           1% of the value of the Fund's average net assets for the fiscal
Growth Fund           year, the Fund may deduct from the payment to be made to
                      Dreyfus, or Dreyfus will bear, such excess expense.  In
                      addition, the Fund may waive receipt of its fees and/or
                      voluntarily assume certain expenses of the Fund, which would have the effect of lowering the overall expense ratio of the
                      Fund.
--------------------------------------------------------------------------------------
Fidelity VIP Fund     The Adviser has voluntarily agreed subject to revision or -
Equity-Income         termination to reimburse a fund if, and to the extent that, its
Portfolio             aggregate operating expenses, including management fees, exceed a specified annual rate for the fund. The expense cap is:
                      1.50% imposed on October 9, 1986. Since the expense ratio
                      is significantly below the expense cap there is no
                      reimbursement and none anticipated during the current
                      year. Since there is no reimbursement the discontinuance
                      of the arrangement has no effect on total fund operating
                      expenses.
--------------------------------------------------------------------------------------
Fidelity VIP Fund     The Fund may, from time to time, agree to reimburse a fund for
- Growth Portfolio    management fees and other expenses above a specified limit.
                      The Fund retains the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal
                      year. Reimbursement arrangements, which may be terminated
                      at any time, can decrease the Fund's expense and boost its performance.
--------------------------------------------------------------------------------------
Fidelity VIP Fund     The Fund may, from time to time, agree to reimburse a fund for
- High-Income         management fees and other expenses above a specified limit.
Portfolio             The Fund retains the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal
                      year. Reimbursement arrangements, which may be terminated
                      at any time, can decrease the Fund's expense and boost its performance.
--------------------------------------------------------------------------------------
Fidelity Variable     The Adviser has voluntarily agreed subject to revision or
Insurance             termination to reimburse a fund if, and to the extent that, its
Products Fund -       aggregate operating expenses, including management fees, exceed
Overseas Portfolio    a specified annual rate for the fund. The expense cap is:
                      1.50% imposed on January 28, 1986. Since the expense ratio is significantly below the expense cap there is no
                      reimbursement and none anticipated during the current
                      year. Since there is no reimbursement the discontinuance
                      of the arrangement has no effect on total fund operating
                      expenses.
--------------------------------------------------------------------------------------
Fidelity VIP Fund     The Fund may, from time to time, agree to reimburse a fund for
II - Asset            management fees and other expenses above a specified limit.
Manager Portfolio     The Fund retains the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal
                      year. Reimbursement arrangements, which may be terminated
                      at any time, can decrease the Fund's expense and boost its performance.
--------------------------------------------------------------------------------------
Fidelity VIP          Fund The Fund may, from time to time, agree to reimburse a fund for
II - Contrafund       management fees and other expenses above a specified limit.
Portfolio             The Fund retains the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal
                      year. Reimbursement arrangements, which may be terminated
                      at any time, can decrease the Fund's expense and boost its performance.
--------------------------------------------------------------------------------------
Neuberger&Berman      The Fund manager will limit expenses by reimbursing the
Advisers              Portfolio for its operating expenses and its pro rata share of
Management Trust      operating expenses, that exceed 1% of the Fund's average daily
- Growth Portfolio    net asset value.
--------------------------------------------------------------------------------------
Neuberger&Berman      The Fund manager will limit expenses by reimbursing the
Advisers              Portfolio for its operating expenses and its pro rata share of
Management Trust      operating expenses, that exceed 1% of the Fund's average daily
- Limited             net asset value.
Maturity Bond
Portfolio
--------------------------------------------------------------------------------------
Neuberger&Berman      The Fund manager will limit expenses by reimbursing the
Advisers              Portfolio for its operating expenses and its pro rata share of
Management Trust      operating expenses, that exceed 1% of the Fund's average daily
- Partners            net asset value.
Portfolio
--------------------------------------------------------------------------------------
Van Kampen            The Trust reimburses the Adviser for the cost of the Fund's
American Capital      accounting services.  Further, the Adviser and the Subadviser
Life Investment       may, from time to time, agree to waive their respective
Trust - American      investment advisory fees or any portion thereof or elect to
Capital Real          reimburse the Fund for ordinary business expenses in excess of
Estate Securities     an agreed upon amount.
Fund
--------------------------------------------------------------------------------------
Warburg Pincus        The Management Fees, Other Expenses and Total Portfolio
Trust -               Operating Expenses are net of any fee waivers or expense
International         reimbursements.  Without such waivers or reimbursements,
Equity Portfolio      Management Fees would have equaled 1.00%, Other Expenses would have equaled 1.21% and total Portfolio Operating Expenses would have equaled 2.21%.  The Fund's investment adviser had
                      undertaken to reduce or otherwise limit Total Portfolio
                      Operating Expenses; there is no assurance that these
                      undertakings will continue.
--------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
       FUND                       EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
--------------------------------------------------------------------------------------

Warburg Pincus        The Management Fees, Other Expenses and Total Portfolio
Trust - Small         Operating Expenses are net of any fee waivers or expense
Company Growth        reimbursements.  Without such waivers or reimbursements,
Portfolio             Management Fees would have equaled .90%, Other Expenses would have equaled .60% and total Portfolio Operating Expenses would have equaled 1.50%.  The Fund's investment adviser had
                      undertaken to reduce or otherwise limit Total Portfolio
                      Operating Expenses; there is no assurance that these
                      undertakings will continue.
--------------------------------------------------------------------------------------

The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

Premiums

A policy may be issued to Insureds at ages consistent with the Company's underwriting guidelines.

For a limited time, the Policy Owner has the right to cancel the Policy and receive a full refund of premiums paid (see "Short-term Right to Cancel Policy").

The Initial Premium is due and will be credited on the Policy Date. Any due and unpaid monthly deductions will be subtracted from the Cash Value on the Policy Date. Insurance will not be effective until the Initial Premium is paid. The Initial Premium is shown on the Policy Data Page. The Initial Premium may be paid to the Company at its Home Office or to an authorized agent. A premium receipt will be furnished upon request.

Premiums other than the Initial Premium may be paid at any time while the Policy is in force. Each premium payment must be at least $50. All premiums after the first are payable at the Home Office. The Company will send Scheduled Premium payment reminder notices according to the premium mode shown in the Policy Data Page. The Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the Net Amount at Risk. The Net Amount at Risk is the difference between the Death Benefit and the Cash Value, each calculated at the beginning of the policy month. Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract of life insurance. Where permitted by state law, the Company may also require that any existing Policy Indebtedness be repaid prior to accepting any additional premium payments.

Death Benefit Guarantees

-Lifetime Death Benefit Guarantee: The Policy will not lapse if cumulative premiums, less any indebtedness and partial withdrawals are greater than or equal to cumulative Lifetime Death Benefit Guarantee Premiums (see "Grace Period").

-Limited Death Benefit Guarantee: The Policy will not lapse during the Limited Death Benefit Guarantee Period if cumulative premiums, less any indebtedness and partial withdrawals, are greater than or equal to cumulative Limited Death Benefit Guarantee Premiums. The Limited Death Benefit Guarantee Period runs from the Policy Date to the Policy Anniversary on or next following the younger Insured's 75th birthday (see "Grace Period").

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the Nationwide Insurance Enterprise which includes Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company. The Company's Home Office is at One Nationwide Plaza, Columbus, Ohio 43216.

The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in all states, the District of Columbia, and Puerto Rico (for additional information, see "The Company").

                              THE VARIABLE ACCOUNT

The Variable Account was established by a resolution of the Company's Board of Directors, on May 7, 1987, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The death benefit and Cash Value under the Policy may vary with the investment performance of the investments in the Variable Account (see "How the Death Benefit Varies" and "How the Cash Value Varies").

Net Premium payments and Cash Value are allocated within the Variable Account among one or more sub-accounts (see "Tax Matters"). The assets of each sub-account are used to purchase shares of the Underlying Mutual Fund options designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the Underlying Mutual Fund options designated by the Policy Owner.

Investments of the Variable Account

At the time of application, the Policy Owner elects to have the Net Premiums allocated among one or more of the Variable Account sub-accounts and the Fixed Account (see "Allocation of Cash Value"). During the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, all Net Premiums not allocated to the Fixed Account are placed in the Nationwide Separate Account Trust Money Market Fund sub-account. At the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at Net Asset Value for the respective sub-accounts. Any subsequent Net Premiums received after this period will be allocated based on the Underlying Mutual Fund allocation factors.

No less than 5% of Net Premiums may be allocated to any one sub-account or the Fixed Account. The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund option and as set forth in this prospectus (see "Transfers", "Allocation of Cash Value", and "Short-Term Right to Cancel Policy").

These Underlying Mutual Fund options are available only to serve as the underlying investment for variable annuity and variable life contracts issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which is disclosed in each Underlying Mutual Funds' prospectus. A full description of the Underlying Mutual Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective Underlying Mutual Funds.

Each of the Underlying Mutual Fund options is a registered investment company which receives investment advice from a registered investment adviser:

     1) American Century Variable Portfolios, Inc., a member of the American Century(SM) Investments;

     2) Dreyfus Stock Index Fund, managed by Wells Fargo Nikko Investment Advisors;

     3) The Dreyfus Socially Responsible Growth Fund, Inc., managed by The Dreyfus Corporation;

     4)   Dreyfus Variable Investment Fund, managed by The Dreyfus Corporation;

     5) Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company;

     6) Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company.

     7) Nationwide Separate Account Trust, managed by Nationwide Advisory Services, Inc.;

     8) Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;

     9) Oppenheimer Variable Account Funds, managed by Oppenheimer Management Corporation;

     10)  Strong Special Fund II, Inc., managed by Strong Capital Management,
          Inc.;

     11) Strong Variable Insurance Funds, Inc., managed by Strong Capital Management, Inc.;

     12) Van Eck Worldwide Insurance Trust, managed by Van Eck Associates Corporation;

     13) Van Kampen American Capital Life Investment Trust, managed by Van Kampen American Capital Management, Inc.; and

     14)  Warburg Pincus Trust, managed by Warburg Pincus Counsellors, Inc.

A summary of investment objectives is contained in the description of each Underlying Mutual Fund below. More detailed information may be found in the current prospectus for each Underlying Mutual Fund option. A prospectus for the Underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.

American Century Variable Portfolios, Inc., a member of the American Century(SM) Investments

American Century Variable Portfolios, Inc. (formerly "TCI Portfolios, Inc.") was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American Century(SM) Investments, American Century Variable Portfolios is managed by American Century Investment Management, Inc..

-    American Century VP Balanced

     Investment Objective: Capital growth and current income. The fund will seek to achieve its objective by maintaining approximately 60% of the assets of the fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

-    American Century VP Capital Appreciation

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-    American Century VP International

     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the fund will achieve its objectives.

-    American Century VP Value

     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

     (Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

Dreyfus

-    Dreyfus Socially Responsible Growth Fund, Inc.

     Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992; the Fund commenced operations on October 7, 1993. Dreyfus Corporation serves as the Fund's investment advisor. NCN Capitol Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

-    Dreyfus Stock Index Fund

     The Dreyfus Stock Index Fund is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989; the Fund commenced operations on September 29, 1989. Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index fund manager. As of May 1, 1994, Dreyfus Life and Annuity Index Fund began doing business as Dreyfus Stock Index Fund.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

Dreyfus Variable Investment Fund

Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Growth and Income Portfolio

     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

Fidelity Variable Insurance Products Fund

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ('FMR') is the Fund's manager.

-    Equity-Income Portfolio

     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

-    Growth Portfolio

     Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

-    High Income Portfolio

     Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

-    Overseas Portfolio

     Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

Fidelity Variable Insurance Products Fund II

The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

-    Asset Manager Portfolio

     Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

-    Contrafund Portfolio

Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

Nationwide Separate Account Trust

Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company organized under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Advisory Services, Inc., of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

-    Capital Appreciation Fund

     Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

-    Government Bond Fund

     Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

-    Money Market Fund

     Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

-    Small Company Fund

     Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. Nationwide Advisory Services, Inc. ("NAS"), the Fund's adviser, has employed a group of sub-advisers each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

-    Total Return Fund

     Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

Neuberger & Berman Advisers Management Trust

Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

-    Growth Portfolio

     Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

-    Limited Maturity Bond Portfolio

     Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity, and secondarily, its total return. It seeks to achieve its objectives through investments in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio maturity in light of market conditions and trends. The portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

-    Partners Portfolio

     Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

Oppenheimer Variable Account Funds

The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment advisor.

-    Bond Fund

     Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

-    Global Securities Fund

     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

-    Multiple Strategies Fund

     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

Strong Special Fund II, Inc.

The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

Strong Variable Insurance Funds, Inc.

The Strong Variable Insurance Funds, Inc. is a diversified, open-end management Company, commonly called a mutual fund. The Strong Discovery Fund II, Inc. ("Discovery Fund II") and the Strong International Stock Fund II ("International Stock Fund II") were incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment advisor for each of the Funds.

-    Discovery Fund II, Inc.

     Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

-    International Stock Fund II

     Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

Van Eck Worldwide Insurance Trust

Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

-    Worldwide Bond Fund

     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Portfolio does not invest in junk bonds.

-    Worldwide Emerging Markets Fund

     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

-    Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund)

     Investment Objective: To seek long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, asuch as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

Van Kampen American Capital Life Investment Trust

     The Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Trust's investment adviser.

     - American Capital Real Estate Securities Fund

     Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

Warburg Pincus Trust

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

-    International Equity Portfolio

     Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

-    Post-Venture Capital Portfolio

     Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

-    Small Company Growth Portfolio

     Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

Reinvestment

The Funds described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the Underlying Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy.

Transfers

After the first Policy Anniversary, the Policy Owner may annually transfer a portion of the value of the Variable Account to the Fixed Account, without penalty or adjustment. The Policy Owner may request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value. The Policy Owner's Cash Value in each sub-account will be determined as of the date the transfer request is received in the Home Office in good order.

The Policy Owner may transfer a portion of the value of the Fixed Account to the Variable Account once each Policy Year, without penalty or adjustment. The Policy Owner may request a transfer of up to 100% of the Cash Value in the Fixed Account to the Variable sub-accounts. The Company reserves the right to restrict the amounts of such transfers to 25% of the Cash Value in the Fixed Account.

Transfers may be made once per Valuation Date and may be made either in writing or, in states allowing such transfers, by telephone. In states allowing telephone transfers, and if the Owner so elects, the Company will also permit the Policy Owner to utilize the Telephone Exchange Privilege for exchanging amounts among sub-account options. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Policy Owner and any agent of record at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may determine to withdraw the Telephone Exchange Privilege, upon 30 days written notice to Policy Owners.

Policy Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging" below) may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

Policies described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Policy Owners to make transfers and exchanges among the Sub-Accounts (the Underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Policy Owners not utilizing market timing services.

Accordingly, the right to exchange Cash Surrender Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Policy Owners. THE RIGHTS OF INDIVIDUAL POLICY OWNERS TO EXCHANGE CASH SURRENDER VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE POLICY OWNER, OR BY THE POLICY OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or (2) the transfer or exchange instructions of individual policy owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Policy Owners.

Dollar Cost Averaging

The Policy Owner may direct the Company to automatically transfer from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account to any other sub-account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Policy Owner to utilize dollar cost averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that dollar cost averaging, will result in a profit or protect against loss in a declining market. To qualify for dollar cost averaging, there must be a minimum total Cash Value, less Policy Indebtedness, of $15,000. Transfers for purposes of dollar cost averaging can only be made from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account. The minimum monthly dollar cost averaging transfer is $100. In addition, dollar cost averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the dollar cost averaging program is requested. Transfers out of the Fixed Account, other than for dollar cost averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Policy Owner in order to begin transfers. Once elected, transfers from the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account will be processed monthly until either the value in the Money Market sub-account, Fixed Account, or the Limited Maturity Bond Portfolio sub-account is completely depleted or the Policy Owner instructs the Company in writing to cancel the monthly transfers.

The Company reserves the right to discontinue offering dollar cost averaging upon 30 days written notice to Policy Owners however, any such discontinuation would not affect dollar cost averaging programs already commenced. The Company also reserves the right to assess a processing fee for this service.

Substitution of Securities

If shares of the Underlying Mutual Fund options should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management further investment in such Underlying Mutual Funds should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of another Underlying Mutual Fund for shares already purchased or to be purchased in the future by Net Premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it and any state insurance department may impose.

Voting Rights

Voting rights under the Policies apply only with respect to Cash Value allocated to the sub-accounts of the Variable Account.

In accordance with its view of present applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the Underlying Mutual Funds. These shares will be voted in accordance with instructions received from Policy Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner shall have the voting interest under a Policy. The number of Underlying Mutual Fund shares in each sub-account attributable to each Policy Owner is determined by dividing any portion of the Policy's Cash Value derived from participation in that Underlying Mutual Fund by the net asset value of one share of that Underlying Mutual Fund.

The number of shares which a person has a right to vote will be determined as of a date chosen by the Company, but not more than 90 days prior to the meeting of the Underlying Mutual Fund. Voting instructions will be solicited by written communication prior to such meeting.

The Company will vote Underlying Mutual Fund shares in accordance with instructions received from the Policy Owners. Underlying Mutual Fund shares held by the Company or by the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received.

Each person having a voting interest in the Variable Account will receive periodic reports relating to investments of the Variable Account, the Underlying Mutual Funds' proxy material and a form with which to give such voting instructions.

Notwithstanding contrary Policy Owner voting instructions, the Company may vote Underlying Mutual Fund shares in any manner necessary to enable the Underlying Mutual Fund to: (1) make or refrain from making any change in the investments or investment policies for any of the Underlying Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the Underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

Underwriting and Issuance

-Minimum Requirements for Issuance of a Policy

The Policies provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments, subject to applicable tax requirements. At issue of the Policy, the Policy Owner selects the premium and Specified Amount, which consists of the Basic Coverage and Supplemental Coverage, if any. The proportion of Supplemental Coverage is irrevocably elected by the Policy Owner at issue, and thus, once elected such proportion cannot change. A Policy Owner can apply to increase or decrease the Specified Amount no more than once per Policy Year.

The minimum Specified Amount is $100,000. Supplemental Coverage cannot exceed 90% of the Specified Amount.

The Supplemental Coverage differs from the Basic Coverage in several respects;
(1) Supplemental Coverage has lower cost of insurance rates, on a current basis,
(2) has no Surrender charges, and (3) has no monthly per unit charge, on a current basis. For Policies issued in the state of New York, Supplemental Coverage is not available.

Policies may be issued to Insureds at ages consistent with the Company's underwriting guidelines. Before issuing any Policy, the Company requires satisfactory evidence of insurability which may include medical examinations.

-Premium Payments

The Initial Premium for a Policy is payable in full to an authorized agent or at the Company's Home Office. Upon payment of an initial premium, temporary insurance may be provided, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of the entire Initial Premium, and delivery of the policy while both Insureds are still living.

Each premium payment must be at least $50. Additional premium payments may be made at any time while the Policy is in force. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract for life insurance. Where permitted by state law, the Company may also require that any existing Policy Indebtedness be repaid prior to accepting any additional premium payments. Additional premium payments or other changes to the contract, may jeopardize the Policy's non-modified endowment status. The Company will monitor premiums paid and other policy transactions and will notify the Policy Owner when non-modified endowment contract status is in jeopardy (see "Tax Matters").

Allocation of Cash Value

When the Policy is issued, the Net Premiums will be allocated to the Nationwide Separate Account Trust Money Market Fund sub-account (for any Net Premiums allocated to a sub-account on the application) or to the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy (see "Short-Time Right to Cancel Policy"). At the expiration of the period in which the Policy Owner may exercise his or her short term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at net asset value for the respective sub-account(s). The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one sub-account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund and as set forth in the prospectus. Net Premiums allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (see "Transfers" and "Investments of the Variable Account").

The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future Net Premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

Short-Term Right to Cancel Policy

A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it, or to the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund the total premiums paid within seven days after it receives the Policy. The scope of this right may vary by state. The Policy provision approved or used in a particular state will be disclosed in any Policy issued.

                                 POLICY CHARGES

Deductions from Premiums

The Company deducts a sales load from each premium payment which will not exceed 5.0% of such premium payment during the first ten policy years or 1.5% of such premium payment thereafter. Currently, the sales load is 5.0% during the first ten policy years and 0% thereafter. The total sales load actually deducted from any Policy will be equal to the sum of this front-end sales load plus any sales surrender charge that may be deducted from Policies that are surrendered. In addition, the portion of the increase charges that reimburse the Company for expenses incurred during distribution will be added to the total sales load deduction.

The Company also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. This charge reimburses the Company for premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Code. This Charge includes a premium tax deduction of 2.25% and a federal tax deduction of 1.25%.

The 2.25% premium tax deduction approximates the Company's average expense for state and local premium tax. Premium taxes vary by jurisdiction ranging from zero to more than 4%. The premium tax deduction is made whether or not any premium tax applies and the deduction may be higher or lower than the premium tax imposed. The 1.25% federal tax deduction is designed to reimburse the Company for expenses incurred from federal taxes imposed under Section 848 of the Code (enacted by the Omnibus Budget Reconciliation Act of 1990). The federal tax deduction is a factor the Company must use when computing the maximum sales load chargeable under SEC rules. The Company does not expect to make a profit from the tax expense charge.

For New York State these premium deductions are 9.5% currently and guaranteed for years 1-10 and 6% guaranteed and 4.5% currently beginning in year eleven.

Surrender Charges

The Company deducts a Surrender Charge from the Policy's Cash Value for any Policy surrendered during the first fourteen Policy Years, unless the average issue age is greater than or equal to age 75, in which case there is a Surrender Charge for only the first nine Policy Years. The maximum Surrender Charge varies by the issue ages, sexes, and underwriting classifications of the Insureds and is calculated based on the initial Basic Coverage on the Policy Date. The following table illustrates the maximum Surrender Charge per $1,000 of initial Basic Coverage for Policies which are issued on a male non-tobacco preferred and a female non-tobacco other than preferred basis (see Appendix 1 for specific examples).

                                       Per $1,000 of
            Average Issue Age     Initial Basic Coverage

                    35                   $5.39
                    45                    8.37
                    55                   11.16
                    65                   15.67
                    75                   23.20

The Surrender Charge is comprised of two components: an underwriting surrender charge and sales surrender charge. The underwriting surrender charge varies by average issue age in the following manner:

                                 Underwriting Surrender
                                  Charge per $1,000 of
          Average Issue Age      Initial Basic Coverage

                  0-39                   $4.00
                 40-49                    6.00
                 50-59                    7.00
                 60-85                    8.00

The remainder of the Surrender Charge which is not attributable to the underwriting surrender charge component represents the sales surrender charge component. In no event will this component exceed 23.75% of the lesser of the SEC Guideline Level Premium in the first year or the premiums actually paid in the first year. The maximum sales surrender charge per $1,000 of initial Basic Coverage based upon a Policy issued on a male non-tobacco preferred and a female non-tobacco other than preferred basis and is shown in the following table.

                                     Sales Surrender
                                  Charge per $1,000 of
          Average Issue Age      Initial Basic Coverage

                    35                    $1.39
                    45                     2.37
                    55                     4.16
                    65                     7.67
                    75                    15.20

The purpose of the sales surrender charge is to reimburse the Company for some of the expenses incurred in the distribution of the Policies.

The underwriting surrender charge is designed to cover the administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insured's underwriting class, and establishing policy records. The Company does not expect to profit from the underwriting surrender charges. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are born by the Company's general assets which may include profits, if any, from mortality and expense risk charges (see "Deductions from Cash Value"). Additional premiums and/or income earned on assets in the Variable Account have no effect on these charges. The Surrender Charge does not apply to increases or decreases in Specified Amount.

The Surrender Charge is reduced in subsequent Policy Years in the following manner:

                      For an Average Issue Age Less Than 75:

              Surrender                  Surrender                   Surrender
               Charge                     Charge                      Charge
              as a % of                  as a % of                  as a % of
               Initial                    Initial                    Initial
  Policy      Surrender      Policy      Surrender       Policy     Surrender
   Year        Charge         Year        Charges         Year        Charge
   ----        ------         ----        -------         ----        ------

     1            100%          6            85%            11          60%
     2            100%          7            80%            12          45%
     3            100%          8            75%            13          30%
     4             95%          9            70%            14          15%
     5             90%         10            65%            15+          0%

              For an Average Issue Age Greater Than or Equal to 75:

                          Surrender                  Surrender
                           Charge                     Charge
                          as a % of                  as a % of
                           Initial                    Initial
              Policy      Surrender      Policy      Surrender
               Year        Charge         Year        Charges
               ----        ------         ----        -------

                1           100%           6            60%
                2           100%           7            45%
                3            90%           8            30%
                4            80%           9            15%
                5            70%          10+           0%

Deductions from Cash Value

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

     1.  monthly cost of insurance; plus

     2.  monthly cost of any additional benefits provided by riders; plus

     3.  monthly administrative expense; plus

     4.  monthly mortality and expense risk charges

Items 1 through 4 above will be charged proportionately to the Cash Value in each Variable Account sub-account and the Fixed Account. The monthly mortality expense risk charges will be charged proportionately to the Cash Value in each Variable Account sub-account.

-Monthly Cost of Insurance

The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the death benefit is not payable until the death of the second Insured to die.

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the Policy's Cash Value, each calculated at the beginning of the policy month.

Monthly cost of insurance rates will not exceed those guaranteed in the Policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for Policies issued on a substandard basis are based on appropriate multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

The rate class of an Insured may affect the cost of insurance rate. The Company currently places Insureds into both standard rate classes and substandard classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

-Monthly Administrative Expense Charge

The Company deducts a monthly Administrative Expense Charge to reimburse it for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for certain actual administrative expenses. The Company does not expect to recover from this charge any amount in excess of aggregate maintenance expenses. Currently, this charge is the sum of the per policy charge and the per $1,000 Basic Coverage charge as set forth below:

      Policy Year(s)          Per Policy        Per $1,000 Basic Coverage
      --------------          ----------        -------------------------

           1-10                 $10.00         $0.04 but not less
                                               than $20.00 or more
                                               than $80 per policy

            11+                  $5.00         $0.02 but not less
                                               than $10.00 or more
                                               than $40 per policy

The charge for year 11+ may be increased at the sole discretion of the Company but may not exceed the charge for years 1-10. After a change in Specified Amount, the per $1000 portion of the monthly administrative Expense Charge is based on the new Basic Coverage in effect. For Policies issued in the state of New York, this per policy charge is equal to $7.50 per month in all years, both currently and guaranteed. The monthly per $1,000 basic coverage charge in New York is $0.04 per $1,000 in the first year only, subject to a minimum of $20.00 and a maximum of $80.00 per policy, currently and guaranteed and $0.00 thereafter.

-Monthly Mortality Expense Risk Charge

The Company assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the Policies is that both Insureds may die sooner than expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to Policies which lapse or are surrendered in the early Policy Years.

To compensate the Company for assuming these risks associated with the Policies, the Company deducts a mortality and expense risk charge at the beginning of each policy month. The Mortality and Expense Risk Charge will apply solely to the assets in the Variable Account. This charge will be deducted proportionately from the assets in the Variable Account sub-accounts.

The Mortality and Expense Risk Charge is equivalent to an annual effective rate of 0.80% for policy years 1-10. This charge varies starting at the beginning of policy year eleven depending upon the amount of the Cash Value. If the Cash Value is less than $25,000, the Mortality and Expense Risk Charge will remain at 0.80%. If the Cash Value is between $25,000 and $99,999, then the Mortality and Expense Risk Charge will be reduced to 0.50%. If the Cash Value equals or exceeds $100,000, then the Mortality and Expense Risk Charge will be 0.30%. These charges are all guaranteed. In New York the annual effective rate is 0.80% in years 1-10 and 0.50% beginning in year eleven, regardless of Cash Value.

Reduction of Charges

The Policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including employees of the Company and their family members) and for special exchange programs which the Company may make available from time to time, the Company reserves the right to reduce or eliminate the sales load, surrender charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.

Eligibility for and the amount of these reductions will be determined by a number of factors, including the number of Insureds, the total premium expected to be paid, total assets under management for the Policy Owner, the nature of the relationship among individual Insureds, the purpose for which the Policies are being purchased, the expected persistency of individual Policies, and any other circumstances which, in the opinion of the Company is rationally related to the expected reduction in expenses. The extent and nature of reductions may change from time to time. Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to Policy Owners.

                            HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any Net Premium applied since the previous Valuation Date, minus any partial surrenders, plus or minus any investment results, and less any Policy Charges.

There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest in the Fixed Account and Policy Loan Account depending on the allocation of Cash Value by the Policy Owner.

How the Investment Experience is Determined

The Cash Value in each sub-account is converted to Accumulation Units of that sub-account. The conversion is accomplished by dividing the amount of Cash Value allocated to a sub-account by the value of an Accumulation Unit for the sub-account of the Valuation Period during which the allocation occurs.

The value of an Accumulation Unit for each sub-account was arbitrarily set initially at $10 when the Underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor

The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) where:

(a)  is the net of:

     (1) the net asset value per share of the Underlying Mutual Fund held in the sub-account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus.

     (3) a per share charge or credit for taxes reserved for, if any, which is determined by the Company to have resulted from the investment operations of the sub-account.

(b) is the net asset value per share of the Underlying Mutual Fund held in the sub-account determined at the end of the immediately preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved for in the immediately preceding Valuation Period.

For Underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month, the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Underlying Mutual Fund shares, because of the deduction of any charge or credit for tax reserves.

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the sub-accounts of the Variable Account (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

Valuation of Assets

Underlying Mutual Fund shares in the Variable Account will be valued at their Net Asset Value.

Determining the Cash Value

The sum of the value of all Variable Account Accumulation Units attributable to the Policy and amounts credited to the Fixed Account and the Policy Loan Account is the Cash Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the premium is received by the Company. In the event part or all of the Cash Value is surrendered or charges or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.

The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.

Valuation Periods and Valuation Dates

A Valuation Period is the period commencing at the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is sufficient degree of trading that the current Net Asset Value of the Accumulation Units might be materially affected.

                        SURRENDERING THE POLICY FOR CASH

Right to Surrender

The Policy Owner may surrender the Policy in full at any time while the policy is in force and receive its Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a Commercial Bank or a Savings and Loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, the Company may require additional documentation of a customary nature.

Cash Surrender Value

The Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest in the Fixed Account and the Policy Loan Account. The Surrender Value equals the Policy's Cash Value, next computed after the date the Company receives a proper written request for surrender and the Policy, minus any charges, Indebtedness or other deductions due on that date, minus any Surrender Charge.

Partial Surrenders

Partial Surrenders may be made at any time after the first Policy Anniversary. Partial surrenders will be permitted only if they satisfy the following requirements:

     1.  The minimum partial surrender is $500;

     2. The partial surrender may not reduce the Specified Amount to less than the Minimum Issue Amount ($100,000);

     3. After the partial surrender, the Policy continues to qualify as life insurance.

     4. The maximum partial surrender is equal to the available Cash Surrender Value less the greater of $500 and three monthly deductions.

The Company reserves the right to limit the number of partial surrenders in each Policy Year.

When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Also, under death benefit Option 1, the Specified Amount is reduced by the amount of the partial surrender. The Basic and Supplemental Specified amounts are reduced proportionally. Partial surrender amounts must be first deducted from the values in the Variable Account sub-accounts. Partial surrenders will be deducted from the Fixed Account only to the extent that insufficient values are available in the Variable Account sub-accounts. The Company reserves the right to deduct a fee for each partial surrender of not more than the lesser of $25 and 2% of the amount of the partial surrender.

On a current basis, the Company does not deduct the above fee. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").

Maturity Proceeds

The Maturity Date is the Policy Anniversary on or next following the younger Insured's 100th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The Maturity Proceeds will be equal to the amount of the Policy's Cash Value, less any Indebtedness.

Income Tax Withholding

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.

                                  POLICY LOANS

Taking a Policy Loan

After the first Policy Year, the Policy Owner may take a Policy loan using the Policy as security. Maximum Policy Indebtedness is limited to 90% of the Cash Value less any Surrender Charge. Maximum Policy Indebtedness, in Texas, is limited to 90% of the Cash Value in the sub-accounts and 100% of the Cash Value in the Fixed Account less any Surrender Charge less interest due on the next Policy Anniversary. The Cash Value less Surrender Charge is determined as of the loan date. The Company will not grant a loan for an amount less than $1,000. Should the Death Proceeds become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy Indebtedness will be deducted from the Death Benefit, Surrender Value or the Maturity Value, respectively.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a Commercial Bank or a Savings and Loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties (see "Tax Matters").

A Policy Owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the Policy from lapsing. The amount of such payments necessary to prevent the Policy from lapsing would increase with age (see "Tax Matters").

Effect on Investment Performance

When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each Variable sub-account at the time of the loan. Policy loans will be transferred from the Fixed Account only when insufficient amounts are available in the Variable sub-accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.

Interest

On a current basis, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 10 and an annual effective rate of 6% during the 11th and subsequent policy years. The rate is guaranteed never to be lower than 5.1%. The Company may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all Policy loans. In the event that it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, the Company retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which the Company considers to be more likely to result in the transaction being treated as a loan under Federal tax law.

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer. The earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary, at the time a new loan is requested, or at the time of loan repayment. The earned interest will be allocated according to the Underlying Mutual Fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each Policy Year or at the time of loan repayment. Unpaid interest will be added to the existing Policy Indebtedness as of the due date and will be charged interest at the same rate as the rest of the Indebtedness.

Whenever the total Policy Indebtedness exceeds the Cash Value less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total Policy Indebtedness to an amount equal to the total Cash Value less any Surrender Charges plus an amount sufficient to continue the Policy in force for 3 months.

Effect on Death Benefit and Cash Value

A Policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

Repayment

All or part of the Indebtedness may be repaid at any time while the Policy is in force during either Insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the Variable sub-accounts and the Fixed Account in proportion to the Policy Owner's Underlying Mutual Fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. The Company reserves the right to require that any loan repayments resulting from Policy loans transferred from the Fixed Account must be first allocated to the Fixed Account.

                          HOW THE DEATH BENEFIT VARIES

Calculation of the Death Benefit

At issue, the Policy Owner selects premium and the Specified Amount which consists of the Basic Coverage and the Supplemental Coverage, if any (see "Underwriting and Insurance").

While the Policy is in force, the death benefit will never be less than the Specified Amount. The death benefit may vary with the Cash Value of the Policy, which depends on investment performance.

The Policy Owner chooses one of two death benefit options. Under Option 1, the death benefit will be the greater of the Specified Amount or the Applicable Percentage of Cash Value (see below). Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations. Under Option 2, the death benefit will be the greater of the Specified Amount plus the Cash Value, or the Applicable Percentage of Cash Value. Under "Option 2," the amount of the Death Benefit will vary directly with the investment performance.

     The term "Applicable Percentage" means the percentage shown in the "Applicable Percentage of Cash Value Table." The Applicable Percentage depends on whether the Policy Owner elected the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. The following tables illustrate applicable percentages:

 TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE FOR GUIDELINE PREMIUM/CASH VALUE
                                  CORRIDOR TEST

Attained Age   Percentage  Attained Age  Percentage   Attained Age  Percentage
 of Younger     of Cash     of Younger     of Cash     of Younger    of Cash
   Insured       Value       Insured        Value       Insured       Value
   -------       -----       -------        -----       -------       -----
   0-40           250%          60          130%           80          105%
     41           243%          61          128%           81          105%
     42           236%          62          126%           82          105%
     43           229%          63          124%           83          105%
     44           222%          64          122%           84          105%

     45           215%          65          120%           85          105%
     46           209%          66          119%           86          105%
     47           203%          67          118%           87          105%
     48           197%          68          117%           88          105%
     49           191%          69          116%           89          105%

     50           185%          70          115%           90          105%
     51           178%          71          113%           91          104%
     52           171%          72          111%           92          103%
     53           164%          73          109%           93          102%
     54           157%          74          107%           94          101%

     55           150%          75          105%           95          101%
     56           146%          76          105%           96          101%
     57           142%          77          105%           97          101%
     58           138%          78          105%           98          101%
     59           134%          79          105%           99          101%
                                                          100          100%

                        THE CASH VALUE ACCUMULATION TEST

This test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are the net inverses of net single premiums based on an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. These premiums vary with the ages, sexes, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55 and a female non-tobacco preferred issue age 55.

             Percentage of             Percentage of              Percentage of
 Policy Year   Cash Value  Policy Year   Cash Value   Policy Year   Cash Value
 -----------   ----------  -----------   ----------   -----------   ----------
      1           302%          16          174%           31          121%

      2           290%          17          169%           32          119%

      3           279%          18          164%           33          118%

      4           269%          19          159%           34          116%

      5           259%          20          154%           35          115%

      6           249%          21          150%           36          113%

      7           240%          22          146%           37          112%

      8           231%          23          142%           38          111%

      9           223%          24          139%           39          110%

     10           215%          25          136%           40          108%

     11           207%          26          133%           41          107%

     12           200%          27          130%           42          106%

     13           193%          28          127%           43          104%

     14           186%          29          125%           44          103%

     15           180%          30          123%           45          102%

Proceeds Payable on Death

The actual Death Proceeds payable on the death of the last surviving Insured will be the death benefit as described above, less any Policy Indebtedness, and less any unpaid Policy Charges. Under certain circumstances, the Death Proceeds may be adjusted (see "Incontestability", "Error in Age or Sex", and "Suicide").

                               RIGHT OF CONVERSION

The Policy Owner may at any time, upon written request to the Company within 24 months of the Policy Date, make an irrevocable, one time election to transfer all sub-account Cash Values to the Fixed Account. The Right of Conversion provision is subject to state availability.

                          CHANGES OF INVESTMENT POLICY

The Company may materially change the investment policy of the Variable Account. The Company must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. A Policy Owner who objects may, upon written request, transfer all sub-account Cash Values to the Fixed Account. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this transfer. No transfer charge will be assessed.

                                   GRACE PERIOD

-Without Death Benefit Guarantees

If the Surrender Value on a Monthly Anniversary Day is not sufficient to cover the current monthly deduction, and no Death Benefit Guarantee is in effect, a Grace Period will be allowed for the payment of a premium of at least 4 times the current monthly deduction. The Company will send you a notice at the start of the Grace Period at the last known address stating the amount of premium required. The Grace Period will end 61 days after the later of the day the Company mails the notice and the Monthly Anniversary Date when the Surrender Value was insufficient. If the required amount is not paid by the end of the Grace Period, this Policy will terminate without value. The Company will pay the Death Proceeds if the Death Proceeds become payable during the Grace Period.

- Lifetime Death Benefit Guarantee

The Policy will not lapse if on each Monthly Anniversary Date, (1) is greater than or equal to (2), where:

     1. is the sum of all premiums paid to date less any Indebtedness and less any previous partial surrenders, and

     2. is the sum of the Lifetime Death Benefit Guarantee Premiums due since the Policy Date including such premium for the current Monthly Anniversary Date.

The Lifetime Death Benefit Guarantee is not permanently lost when premium payments fall below those required to maintain this benefit. Payment of enough premium to make (1) greater than or equal to (2) restores the benefit. Any increase or decrease in Specified Amount would increase or decrease the minimum guaranteed amount, respectively. The Lifetime Death Benefit Guarantee Premium is shown on the Policy Data Page. The Lifetime Death Benefit Guarantee Premium is the same as the IRS Guideline Level Premium.

- Limited Death Benefit Guarantee

During the Limited Death Benefit Guarantee Period, the Policy will not lapse if on each Monthly Anniversary Date (1) is greater than or equal to (2), where:

     1. is the sum of all premiums paid to date less any Indebtedness and less any previous partial surrenders, and

     2. is the sum of the Limited Death Benefit Guarantee Premiums due since the Policy Date including such premium for the current Monthly Anniversary Date.

The Limited Death Benefit Guarantee is not permanently lost when premium payments fall below those required to maintain this benefit. Payment of enough premium to make (1) greater than or equal to (2) restores the benefit. Any increase or decrease in Specified Amount would increase or decrease the minimum guaranteed amount, respectively.

The Limited Death Benefit Guarantee Period runs from the Policy Date to the Policy Anniversary on or next following the younger Insured's 75th birthday.

The Limited Death Benefit Guarantee Premium is shown on the Policy Data Page. It is the percentage of the IRS Guideline Level Premium shown below. The first percentage in each cell is for the first three policy years, or to the end of the Limited Death Benefit Guarantee Period, if less than three years; the second percentage is for the remainder of the Limited Death Benefit Guarantee period, if any.

                Average of Insureds Issue Ages Under Option 1
              ------------------------------------------------------------------
Policy Size   0-39    40-45     46      47       48      49     50-59    60+
   (000)      ------------------------------------------------------------------
--------------------------------------------------------------------------------
  100-249     90,50   70,50   70,52    70,54   70,56    70,58   70,60   40,60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  250-499     50,50   45,50   45,52    45,54   45,56    45,58   35,60   30,60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    500+      45,50   35,50   35,52    35,54   35,56    35,58   30,60   25,60
--------------------------------------------------------------------------------
                Average of Insureds Issue Ages Under Option 2*
              ------------------------------------------------------------------
Policy Size   0-39    40-45     46      47       48      49     50-59    60+
   (000)      ------------------------------------------------------------------
--------------------------------------------------------------------------------
  100-249     30,17   24,17   24,18    24,19   24,20    24,21   25,22   15,23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  250-499     16,16   15,17   15,18    15,19   15,20    15,21   13,22   11,23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    500+      13,16   12,17   12,18    12,19   12,20    12,21   11,22   10,23
--------------------------------------------------------------------------------

   *  Shown as a percentage of the Option 2 IRS Guideline Level Premium.

                                   REINSTATEMENT

If the Grace Period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy lapses. The Policy Owner may reinstate the Policy provided both Insureds are alive on the date of reinstatement by:

     1. submitting a written request at any time within 3 years after the end of the Grace Period and prior to the Maturity Date;

     2. providing evidence of insurability of both Insureds satisfactory to the Company;

     3. paying sufficient premium to cover all policy charges that were due and unpaid during the Grace Period if the Policy terminated in the fourth or later policy year;

     4. paying sufficient premium to keep the Policy in force for 3 months from the date of reinstatement; and

     5. paying or reinstating any Indebtedness against the Policy which existed at the end of the Grace Period.

The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by the Company. If your Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     1.  the Cash Value at the end of the Grace Period; or

     2. the Surrender Charge for the Policy Year in which the Policy was reinstated.

Unless the Policy Owner has provided otherwise, all amounts will be allocated based on the Underlying Mutual Fund allocation factors in effect at the start of the Grace Period.

                            THE FIXED ACCOUNT OPTION

Under exemptive and exclusionary provisions, interests in the Company's General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interests therein is subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

As explained earlier, a Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of the Company's General Account. The Company's General Account consist of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets. The Company guarantees that the part of the Cash Value invested under the Fixed Account option will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 4%. Upon request the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.

                     CHANGES IN EXISTING INSURANCE COVERAGE

The Policy Owner may request certain changes in the insurance coverage under the Policy. Any request must be in writing and received at the Company's Home Office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the Policy in force for at least 3 months. Any approved change will have an effective date of the Monthly Anniversary Day on or next following the date the Company approves the application for the change. Basic Coverage and Supplemental Coverage will change proportionally. The Company reserves the right to limit the number of Specified Amount changes to one each Policy Year.

Specified Amount Increases

After the first Policy Year, the Policy Owner may request an increase to the Specified Amount. Any increase will be subject to the following conditions:

     1.  satisfactory evidence of insurability of both Insureds is provided;

     2.  the increase is for a minimum of $10,000; and

     3.  age limits are the same as for a new issue.

Specified Amount Decreases

After the first Policy Year, the Policy Owner may also request a decrease to the Specified Amount. Any such decrease shall reduce insurance in the following order:

     1.  insurance provided by the most recent increase;

     2.  the next most recent increases successively; and

     3.  insurance provided under the original application.

The Company will refuse a request for a decrease which would:

     1.  reduce the Specified Amount to less than the minimum issue amount; or

     2.  disqualify the Policy as a contract for life insurance.

Changes in the Death Benefit Option

After the first Policy Year, the Policy Owner may change the death benefit option under the Policy. If the change is from Option 1 to Option 2, the Specified Amount will be decreased by the amount of the Cash Value. Basic Coverage and Supplemental Coverage will be decreased proportionally. If the change is from Option 2 to Option 1, the Specified Amount will be increased by the amount of the Cash Value. Basic Coverage and Supplemental Coverage will be increased proportionally. Evidence of insurability is not required for a change from Option 2 to Option 1. The Company reserves the right to require evidence of insurability for a change from Option 1 to Option 2. The effective date of the change will be the Monthly Anniversary Date on or next following the date the Company approves the request for change. Only one change of option is permitted per Policy Year. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the Internal Revenue Service to qualify the Policy as a life insurance contract.

                             OTHER POLICY PROVISIONS

Policy Owner

While either Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a contingent Policy Owner or a new Policy Owner while either Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

If the Policy Owner dies before both Insureds have died, and there is no contingent Policy Owner, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

Beneficiary

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a new Beneficiary while either Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Company's Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.

If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary(ies), unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary is living when Death Proceeds become payable, the Death Proceeds shall be paid to the Policy Owner or the Policy Owner's estate.

Assignment

While either Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at its Home Office. Any assignment will not affect any payments made or actions taken by the Company before it was recorded. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment.

The assignment will be subject to any Indebtedness.

Incontestability

The Company will not contest payment of the Death Proceeds based on the initial Specified Amount after the Policy has been in force during the lifetimes of both Insureds for 2 years from the Policy Date. For any increase in Specified Amount requiring evidence of insurability, the Company will not contest payment of the Death Proceeds based on such an increase after it has been in force during the lifetimes of both Insureds for 2 years from its effective date.

Error in Age or Sex

If the age or sex of either Insured has been misstated, the affected benefits will be adjusted by the ratio of the last monthly cost of insurance deducted to the monthly cost of insurance that would have been deducted based on the true age and sex of each Insured.

Suicide

If either Insured dies by suicide, while sane or insane, within two years from the Policy Date, the Company will pay no more than the sum of the premiums paid, less any Indebtedness and less any partial surrenders. If either Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

Nonparticipating Policies

These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of the Company.

Riders

A rider may be added as an addition to the Policy. Riders currently include:

      1.    Maturity Extension Endorsement;

      2.    Policy Split Option; and

      3.    Estate Protection.

Rider availability varies by state.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums paid on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES

The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD"). The Policies will be distributed by the General Distributor, Nationwide Advisory Services, Inc.

NAS is a corporation which was organized under the laws of the State of Ohio on April 8, 1965. NAS is both a broker-dealer and registered investment adviser. As such, it is the principal underwriter for several open-end investment companies and for a number of separate accounts issued by the Company and Nationwide Life and Annuity Insurance Company ("NLAIC") to fund the benefits of variable insurance and annuity policies. NAS also currently acts as the investment adviser and/or administrator for the mutual fund portfolios sold through NAS's registered representatives and for some of the mutual fund portfolios which act as underlying investment options for the variable insurance and annuity policies issued by the Company or NLAIC.

NAS acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS is a wholly owned subsidiary of the Company.

NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Investing Foundation II, and Nationwide Asset Allocation Trust, which are open-end management investment companies.

Gross first year commissions plus any expense allowance payments paid by the Company on the sale of these policies provided by the General Distributor will not exceed 80% of first year premiums up to the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2-10 paid by the Company will not exceed 4% of actual premium payment, and will not exceed 1% in years 11+.

                               CUSTODIAN OF ASSETS

The Company serves as the Custodian of the assets of the Variable Account.

                                   TAX MATTERS

Policy Proceeds

Section 7702 of the Code provides that if certain tests are met, a Policy will be treated as a life insurance Policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the Death Proceeds payable under a Policy are excludable from gross income of the beneficiary under Section 101 of the Code.

Although the Company believes that the Policy is in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a last survivor variable life insurance Policy is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is some uncertainty whether a last survivor variable life insurance contract will satisfy the Section 7702 definition of a life insurance contract.

Section 7702A of the Code defines Modified Endowment Contracts as those Policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from Modified Endowment Contracts (other than certain distributions to terminally ill or chronically ill individuals) are subject to federal income taxes a manner similar to the way annuities are taxed. Modified Endowment Contract distributions are defined by the Code as amounts not received as an annuity and are taxable to the extent the Cash Value of the Policy exceeds, at the time of distribution, the premiums paid into the Policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the Policy Owner is over age 59 1/2 or disabled. Under certain circumstances, certain distributions made under a Policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are excludible from gross income.

The Policies offered by this prospectus may or may not be issued as Modified Endowment Contracts. The Company will monitor premiums paid and will notify the Policy Owner when the Policy's non-modified endowment status is in jeopardy. If a Policy is not a Modified Endowment Contract, a cash distribution during the first 15 years after a Policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to
Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the Policy. Under certain conditions, a Policy may become a Modified Endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Code.

In addition to meeting the tests required under Sections 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations issued by the Secretary of the Treasury, set the standards for measuring the adequacy of this diversification. To be adequately diversified, each sub-account of the Variable Account must meet certain tests. The Company believes that the investments of the Variable Account meet the applicable diversification standards. The regulations provide that a variable life Policy which does not satisfy the diversification standards will not be treated as life insurance under Section 7702 of the Internal Revenue Code, unless the failure to satisfy regulations was inadvertent, the failure is corrected, and the Policy Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Policy Owner if the income, for the period the Policy was not diversified, had been received by the Policy Owner. If the failure to diversify is not corrected in this manner, the Policy Owner of the life Policy will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account.

Representatives of the Internal Revenue Service have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

The Company will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the Policy by lapse or the maturity of the Policy on its Maturity Date may have adverse tax consequences. If the amount received by the Policy Owner plus total Policy Indebtedness exceeds the premiums paid into the Policy, the excess generally will be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $600,000 will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse, when the death benefit would be available to pay taxes due and other expenses incurred.

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Contract to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the Policy. The GSTT provisions generally apply to transfers subject to estate and gift tax rules. Individuals generally are permitted an aggregate exemption of $1 million. Since these rules are complex, the Policy Owner should consult with a tax adviser for specific information on the transfer of benefits to younger generations.

- Non-Resident Aliens

Distributions to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. The Company is required to withhold such amount from the Distribution and remit it to the Internal Revenue Service. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition, for any Distribution made after December 31, 1997, the NRA must obtain an individual Taxpayer Identification Number from the Internal Revenue Service, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and (for Distributions after December 31, 1997) a proper individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance income and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary. A Policy Owner should consult with a competent tax adviser for specific information regarding the applicability of such taxes.

-Taxation of Policy Split Option Rider

The Policy Split Option Rider permits a Policy to be split into two other single life insurance contracts upon the occurrence of a divorce of the joint Insureds or certain other changes in federal estate tax.

A Policy split could have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1035 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. Additionally, it is not clear whether, in all circumstances, the resulting individual contracts would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as Modified Endowment Contracts. Before the Policy Owner exercised rights provided by the Policy split option rider, it is important that a competent tax adviser be consulted regarding the possible consequences of a Policy split.

- Federal Estate and Generation-Skipping Transfer Taxes

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, an estate of less than $600,000 (inclusive of certain predeath gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

Upon the death of the last Insured to die, the death benefit will generally be included in such Insured's federal gross estate if: (1) the Death Proceeds were payable to or for the benefit of such Insured's estate; or (2) such Insured held any "incident of ownership" in the Policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the Policy, such as the right to borrow on the Policy, or the right to name a new Beneficiary.

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to another person, such transfer may be subject to a federal gift tax. In addition, if such Policy Owner transfers the Policy to someone two or more generations younger than the Policy Owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the Policy.

Similarly, if the Beneficiary is two or more generations younger than an Insured, the payment of the Death Proceeds at the death of such Insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, the Company may be required to withhold a portion of the Death Proceeds and pay them directly to the Internal Revenue Service as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the Policy Owner should consult with counsel and other competent advisors regarding these taxes,

Taxation of the Policy

Section 7702 of the Code provides that, if one of two alternative qualification tests is met, a Policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

Under the Cash Value Accumulation Test, the terms of the Policy must, generally, provide that the cash surrender value of the Policy, as defined in Section 7702 of the Code, cannot at any time exceed the net single premium required to fund the future benefits under the Policy. The net single premium under the Policy will vary according to the age, sex and underwriting classification of the Insureds. Under this test, premiums may be paid as long as the death benefits is at least equal to the benefit that could be purchased with a net single premium equal to the Cash Value. A table showing an example of the relationship between the Cash Value and death benefit under this test is found in the "How the Death Benefit Varies" section.

Under the Guideline Premium/Cash Value Corridor Test, the sum of the premiums paid into the Policy cannot, at any time, exceed the guideline premium limitation described in Section 7702 of the Code. Additionally, a minimum death benefit must be provided, based on the Cash Value. A table showing the required relationship between the Cash Value and the Death Benefit under this test is found in the "How the Death Benefit Varies" section. Policy Owners selecting this test may also select either an Option 1 or Option 2 death benefit. A detailed explanation of the two options is found under the heading "How the Death Benefit Varies."

The Policy Owners must choose one of these two qualifications tests on the application. Once elected, the qualification test cannot be changed for the duration of the Policy. If neither test is designated on the application, the Guideline Premium/Cash Value Corridor Test with and Option 1 Death Benefit will be assumed by the Company to have been selected.

The Policy should receive the same federal tax treatment as a fixed benefit life insurance Policy. The Death Benefit paid under the Policy that satisfies the statutory definition of life insurance is excludable from the gross income of the beneficiary under Section 101 of the Code.

Regardless of which test is selected, the Company will monitor compliance with statutory definition of life insurance for federal tax purposes.

Description of Cash Value Accumulation Test and Guideline Premium/Cash Value Corridor Test

Section 7702(b)(1) of the Code provides that if one of two alternate tests are met, a Policy will be treated as a life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The Cash Value Accumulation Test generally requires that under the terms of a life insurance Policy, the death benefit must be sufficient so that the cash surrender value, as defined in Section 7702(f)(2), does not at any time exceed the net single premium required to fund the future benefits under the Policy. The net single premium under the Policy will vary according to the age, sex and underwriting classification of the Insureds.

Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Account Value at all times. A table containing the applicable percentage of Cash Value can be found in the "How the Death Benefit Varies" section.

The Guideline Premium/Cash Value Corridor Test requires that the sum of the premiums paid into the Contract does not at any time exceed the guideline premium limitation. Additionally, a minimum corridor of Death Benefit in relation to Account Value must be maintained.

Policy Owners who elect this test are given the option of electing either an Option 1 or Option 2 death benefit. Please refer to "How The Death Benefit Varies" for a detailed explanation.

The Policy Owners must make the election of death benefit qualification tests on the application. Once elected, the Death Benefit qualification test cannot be changed for the duration of the Policy. If no option is designated, the guideline premium test Option 1 will be assumed by the Company to have been selected.

Regardless of which test is selected, the Company will monitor compliance to assure that the Policy meets the statutory definition of life insurance for federal tax purposes. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the Death Proceeds payable under a Policy are excludable from gross income of the beneficiary under
Section 101 of the Code.

The Policy Owner elects either the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test in the application. This election is irrevocable.

Taxation of the Company

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any Federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

Tax Changes

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice.

In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Policies. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Policy.

If the Policy Owner, Insured, or Beneficiary or other person receiving any benefit or interest in or from the Policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the Policy, the Death Benefit, or other Distributions and/or ownership of the Policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Policy may be changed retroactively. There is no way of predicting if when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO INSURANCE POLICIES. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                                   THE COMPANY

The life insurance business, which includes product lines in health insurance and annuities, is the only business in which the Company is engaged.

The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, the NACo Variable Account, Nationwide DC Variable Account and Nationwide DCVA-II, each of which is a registered investment company.

The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares the Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

                                COMPANY MANAGEMENT

Nationwide Life Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Indemnity Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Insurance Company, National Casualty Company, West Coast Life Insurance Company, Scottsdale Indemnity Company and Nationwide General Insurance Company and their affiliate companies comprise the Nationwide Insurance Enterprise.

The companies comprising the Nationwide Insurance Enterprise have substantially common boards of directors and officers. Nationwide Corporation is the sole shareholder of Nationwide Life.

Directors of the Company

                     Director
        Name          Since   Principal Occupation
        ----          -----   --------------------
Lewis J. Alphin       1993    Farm Owner and Operator (1)
Keith W. Eckel        1996    Partner, Fred W. Eckel Sons; President, Eckel
                              Farms, Inc. (1)
Willard J. Engel      1994    General Manager Lyon County Co-Operative Oil
                              Company (1)
Fred C. Finney        1992    Owner and Operator, Moreland Fruit Farm;
                              Operator, Melrose Orchard (1)
Charles L. Fuellgraf, 1969    Chief Executive Officer, Fuellgraf Electric
Jr. * +                       Company. (1)
Joseph J. Gasper*+    1996    President and Chief Operating Officer,
                              Nationwide Life Insurance Company and
                              Nationwide Life and Annuity Insurance Company.(2)
Henry S. Holloway *+  1986    Farm Owner and Operator (1)
Dimon Richard         1988    Chairman and Chief Executive Officer,
McFerson *+                   Nationwide Insurance Enterprise (2)
David O. Miller *+    1985    President, Owen Potato Farm, Inc.; Partner,
                              M&M Enterprises (1)
C. Ray Noecker        1994    Owner and Operator, Noecker Farms (1)
James F. Patterson +  1989    Vice President, Pattersons, Inc. ;  President,
                              Patterson Farms, Inc. (1)
Arden L. Shisler *+   1984    President and Chief Executive Officer, K&B
                              Transport, Inc. (1)
Robert L. Stewart     1989    Owner and Operator, Sunnydale Farms and Mining (1)
Nancy C. Thomas *     1986    Farm Owner and Operator. (1)
Harold W. Weihl       1990    Farm Owner and Operator, Weihl Farms (1)
*Member, Executive            +Member, Investment Committee
Committee

1)   Principal occupation for last five years.

2) Prior to assuming this current position, Messrs. McFerson and Gasper held other executive management positions with the companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. Holloway, McFerson, Miller, Patterson, Shisler and Fuellgraf are directors of Nationwide Financial Services, Inc. Messrs. Fuellgraf, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation, a registered investment company. Mr. McFerson is trustee of Nationwide Separate Account Trust,

Financial Horizons Investment Trust, Nationwide Investing Foundation II and Nationwide Asset Allocation Trust, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

Executive Officers of the Company

Name                           Office Held
----                           -----------

Dimon Richard McFerson         Chairman and Chief Executive
                               Officer-Nationwide Insurance Enterprise

Joseph J. Gasper               President and Chief Operating Officer

Gordon E. McCutchan            Executive Vice President, Law and Corporate
                               Services and Secretary

Robert A. Oakley               Executive Vice President-Chief Financial
                               Officer

Robert J. Woodward, Jr.        Executive Vice President-Chief Investment
                               Officer

James E. Brock                 Senior Vice President - Life Company Operations

W. Sidney Druen                Senior Vice President and General Counsel and
                               Assistant Secretary

Harvey S. Galloway, Jr.        Senior Vice President and Chief Actuary

Richard A. Karas               Senior Vice President - Sales and Financial
                               Services

Mark R. Thresher               Vice President - Controller

Duane M. Campbell              Vice President - Treasurer

Mr. Gasper is also President and Chief Operating Officer of Nationwide Life and Annuity Insurance Company. Mr. Galloway is also an officer of Nationwide Mutual Insurance Company and Nationwide Life and Annuity Insurance Company. Each of the other officers listed above is also an officer of each of the companies comprising the Nationwide Insurance Enterprise. Each of the executive officers listed above has been associated with the registrant in an executive capacity for more than the past five years, except Mr. Thresher, who joined the Registrant in 1996. From 1988-1996, Mr. Thresher served as a partner in the accounting firm KPMG Peat Marwick LLP and lead partner for Nationwide Insurance Enterprise from 1993-1996.

                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the Cash Value, and Cash Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account of the Variable Account, and any Policy Indebtedness.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

                                   ADVERTISING

The Company is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                                LEGAL PROCEEDINGS

From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny
Nix), related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.

The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any material litigation of any nature.

                                     EXPERTS

The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS

Legal matters in connection with the Policies described herein are being passed upon by Druen, Rath & Dietrich, One Nationwide Plaza, Columbus, Ohio 43216. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                   APPENDIX 1

     ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Polices change with investment performance. The illustrations demonstrate how Cash Values, Cash Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values,, Cash Surrender Values and Death Benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Policies would go into default, at which time additional premium payments would be required to continue the Policy in force. The illustrations also assume there is not Policy Indebtedness, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit option.

The amounts shown for the Cash Value, Cash Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Variable Account sub-accounts is lower than the gross return. This is due to the deduction of Underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of -.090%. This effective rate is based on the average of the fund expenses for the preceding year for all mutual fund options available under the policy as of April 30, 1997.

Taking into account the Underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.90%, 5.10% and 11.10%, respectively.

The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the Policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower Cash Values and Death Benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations.

The illustrations reflect that the Company deducts a sales load from each premium payment. Charges for state premium and federal taxes are also deducted from each premium payment. The illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy month. The illustrations also reflect that the Company deducts a monthly charge to assume mortality and expense risks. This mortality and expense risk charge is assessed at the beginning of each policy month and is calculated as a percentage of the assets of the Variable Account only.

The Cash Surrender Values shown in the illustrations reflect that the Company will deduct a Surrender Charge from the Policy's Cash Value for any Policy surrendered in the first fourteen years.

Upon request, the Company will furnish a comparable illustration based on the proposed Insureds' age, sex, smoking classification, rating classification and premium payment requested.

               $12,150 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                  FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                             OPTION 1 CURRENT VALUES

                            0% Hypothetical                6% Hypothetical                    12% Hypothetical
                         Gross Investment Return       Gross Investment Return            Gross Investment Return
                         -----------------------       -----------------------            -----------------------
        Premiums
       Paid Plus                  Cash                           Cash                                  Cash
Policy  Interest        Cash      Surr       Death      Cash     Surr         Death        Cash        Surr      Death
Year       at 5%       Value     Value     Benefit     Value    Value       Benefit       Value       Value    Benefit
----       -----       -----     -----     -------     -----    -----       -------       -----       -----    -------
   1      12,758      10,289       403   1,000,000    10,924    1,039     1,000,000      11,560       1,674  1,000,000
   2      26,153      20,302    10,416   1,000,000    22,203   12,317     1,000,000      24,180      14,294  1,000,000
   3      40,218      30,026    20,141   1,000,000    33,834   23,948     1,000,000      37,950      28,064  1,000,000
   4      54,986      39,450    30,058   1,000,000    45,815   36,424     1,000,000      52,970      43,579  1,000,000
   5      70,493      48,556    39,659   1,000,000    58,140   49,243     1,000,000      69,347      60,450  1,000,000
   6      86,775      57,328    48,925   1,000,000    70,803   62,401     1,000,000      87,199      78,796  1,000,000
   7     103,872      65,743    57,834   1,000,000    83,791   75,882     1,000,000     106,650      98,742  1,000,000
   8     121,823      73,766    66,352   1,000,000    97,079   89,665     1,000,000     127,830     120,416  1,000,000
   9     140,671      81,355    74,435   1,000,000   110,635  103,715     1,000,000     150,876     143,956  1,000,000
  10     160,462      88,466    82,040   1,000,000   124,425  117,999     1,000,000     175,942     169,516  1,000,000
  11     181,243      96,284    90,353   1,000,000   140,087  134,155     1,000,000     205,247     199,315  1,000,000
  12     203,063     103,776    99,328   1,000,000   156,110  151,661     1,000,000     237,361     232,913  1,000,000
  13     225,973     110,738   107,772   1,000,000   172,495  169,529     1,000,000     272,596     269,631  1,000,000
  14     250,030     117,145   115,662   1,000,000   189,243  187,761     1,000,000     311,306     309,823  1,000,000
  15     275,289     122,961   122,961   1,000,000   206,348  206,348     1,000,000     353,882     353,882  1,000,000
  16     301,810     128,376   128,376   1,000,000   224,016  224,016     1,000,000     400,951     400,951  1,000,000
  17     329,658     133,420   133,420   1,000,000   242,312  242,312     1,000,000     453,075     453,075  1,000,000
  18     358,899     138,133   138,133   1,000,000   261,313  261,313     1,000,000     510,886     510,886  1,000,000
  19     389,601     142,585   142,585   1,000,000   281,130  281,130     1,000,000     575,109     575,109  1,000,000
  20     421,839     146,898   146,898   1,000,000   301,915  301,915     1,000,000     646,564     646,564  1,000,000
  21     455,688     150,224   150,224   1,000,000   323,022  323,022     1,000,000     725,762     725,762  1,000,000
  22     491,230     152,425   152,425   1,000,000   344,394  344,394     1,000,000     813,738     813,738  1,000,000
  23     528,549     153,347   153,347   1,000,000   365,975  365,975     1,000,000     911,733     911,733  1,000,000
  24     567,734     152,804   152,804   1,000,000   387,703  387,703     1,000,000   1,020,969   1,020,969  1,072,017
  25     608,878     150,554   150,554   1,000,000   409,487  409,487     1,000,000   1,141,752   1,141,752  1,198,839
  26     652,080     146,272   146,272   1,000,000   431,201  431,201     1,000,000   1,275,174   1,275,174  1,338,933
  27     697,441     139,533   139,533   1,000,000   452,686  452,686     1,000,000   1,422,506   1,422,506  1,493,631
  28     745,071     129,799   129,799   1,000,000   473,744  473,744     1,000,000   1,585,128   1,585,128  1,664,385
  29     795,082     116,432   116,432   1,000,000   494,168  494,168     1,000,000   1,764,539   1,764,539  1,852,766
  30     847,594      98,703    98,703   1,000,000   513,756  513,756     1,000,000   1,962,368   1,962,368  2,060,486

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $12,150 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                  FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                           OPTION 1 GUARANTEED VALUES

                            0% Hypothetical                6% Hypothetical                    12% Hypothetical
                         Gross Investment Return       Gross Investment Return            Gross Investment Return
                         -----------------------       -----------------------            -----------------------
        Premiums
       Paid Plus               Cash                               Cash                                   Cash
Policy  Interest    Cash       Surr        Death       Cash       Surr        Death         Cash         Surr        Death
Year       at 5%   Value      Value      Benefit      Value      Value      Benefit        Value        Value      Benefit
----       -----   -----      -----      -------      -----      -----      -------        -----        -----      -------
 1     12,758     10,284        398    1,000,000     10,919      1,034    1,000,000       11,555        1,669    1,000,000
 2     26,153     20,278     10,392    1,000,000     22,178     12,292    1,000,000       24,154       14,268    1,000,000
 3     40,218     29,962     20,077    1,000,000     33,766     23,881    1,000,000       37,879       27,993    1,000,000
 4     54,986     39,317     29,925    1,000,000     45,673     36,281    1,000,000       52,818       43,427    1,000,000
 5     70,493     48,314     39,417    1,000,000     57,878     48,981    1,000,000       69,063       60,166    1,000,000
 6     86,775     56,920     48,517    1,000,000     70,356     61,953    1,000,000       86,709       78,306    1,000,000
 7    103,872     65,088     57,180    1,000,000     83,067     75,159    1,000,000      105,852       97,943    1,000,000
 8    121,823     72,757     65,343    1,000,000     95,956     88,542    1,000,000      126,581      119,167    1,000,000
 9    140,671     79,845     72,925    1,000,000    108,945    102,026    1,000,000      148,986      142,066    1,000,000
10    160,462     86,263     79,837    1,000,000    121,948    115,523    1,000,000      173,160      166,734    1,000,000
11    181,243     92,614     86,683    1,000,000    136,001    130,069    1,000,000      200,692      194,760    1,000,000
12    203,063     98,251     93,802    1,000,000    149,988    145,540    1,000,000      230,530      226,082    1,000,000
13    225,973    102,967    100,001    1,000,000    163,807    160,841    1,000,000      262,873      259,908    1,000,000
14    250,030    106,580    105,098    1,000,000    177,335    175,852    1,000,000      297,948      296,466    1,000,000
15    275,289    108,916    108,916    1,000,000    190,411    190,411    1,000,000      336,002      336,002    1,000,000
16    301,810    109,734    109,734    1,000,000    202,816    202,816    1,000,000      377,302      377,302    1,000,000
17    329,658    108,714    108,714    1,000,000    214,254    214,254    1,000,000      422,143      422,143    1,000,000
18    358,899    105,423    105,423    1,000,000    224,329    224,329    1,000,000      470,867      470,867    1,000,000
19    389,601     99,334     99,334    1,000,000    232,562    232,562    1,000,000      523,915      523,915    1,000,000
20    421,839     89,762     89,762    1,000,000    238,404    238,404    1,000,000      581,895      581,895    1,000,000
21    455,688     76,021     76,021    1,000,000    241,240    241,240    1,000,000      645,657      645,657    1,000,000
22    491,230     57,449     57,449    1,000,000    240,382    240,382    1,000,000      716,365      716,365    1,000,000
23    528,549     33,189     33,189    1,000,000    235,025    235,025    1,000,000      795,593      795,593    1,000,000
24    567,734      2,133      2,133    1,000,000    224,169    224,169    1,000,000      885,437      885,437    1,000,000
25    608,878        (*)        (*)          (*)    206,467    206,467    1,000,000      988,427      988,427    1,037,848
26    652,080        (*)        (*)          (*)    180,054    180,054    1,000,000    1,102,806    1,102,806    1,157,946
27    697,441        (*)        (*)          (*)    142,355    142,355    1,000,000    1,228,431    1,228,431    1,289,853
28    745,071        (*)        (*)          (*)     89,773     89,773    1,000,000    1,366,226    1,366,226    1,434,538
29    795,082        (*)        (*)          (*)     17,359     17,359    1,000,000    1,517,152    1,517,152    1,593,009
30    847,594        (*)        (*)          (*)        (*)        (*)          (*)    1,682,207    1,682,207    1,766,317

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $14,000 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                  FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                             OPTION 2 CURRENT VALUES

                            0% Hypothetical                6% Hypothetical                    12% Hypothetical
                         Gross Investment Return       Gross Investment Return            Gross Investment Return
                         -----------------------       -----------------------            -----------------------
        Premiums
       Paid Plus               Cash                               Cash                                   Cash
Policy  Interest    Cash       Surr        Death       Cash       Surr        Death         Cash         Surr        Death
Year       at 5%   Value      Value      Benefit      Value      Value      Benefit        Value        Value      Benefit
----       -----   -----      -----      -------      -----      -----      -------        -----        -----      -------
 1     14,700     11,953      1,628    1,011,953     12,688      2,363    1,012,688       13,423        3,098    1,013,423
 2     30,135     23,599     13,274    1,023,599     25,801     15,476    1,025,801       28,092       17,767    1,028,092
 3     46,342     34,923     24,598    1,034,923     39,339     29,014    1,039,339       44,111       33,786    1,044,111
 4     63,359     45,912     36,103    1,045,912     53,297     43,488    1,053,297       61,596       51,787    1,061,596
 5     81,227     56,544     47,251    1,056,544     67,666     58,374    1,067,666       80,667       71,375    1,080,667
 6     99,988     66,800     58,024    1,066,800     82,438     73,662    1,082,438      101,458       92,682    1,101,458
 7    119,688     76,651     68,391    1,076,651     97,593     89,333    1,097,593      124,105      115,845    1,124,105
 8    140,372     86,057     78,313    1,086,057    113,098    105,354    1,113,098      148,745      141,001    1,148,745
 9    162,090     94,966     87,739    1,094,966    128,909    121,681    1,128,909      175,519      168,292    1,175,519
10    184,895    103,328     96,616    1,103,328    144,975    138,264    1,144,975      204,577      197,866    1,204,577
11    208,840    112,668    106,473    1,112,668    163,127    156,932    1,163,127      238,397      232,202    1,238,397
12    233,982    121,416    116,769    1,121,416    181,642    176,996    1,181,642      275,312      270,666    1,275,312
13    260,381    129,537    126,439    1,129,537    200,496    197,398    1,200,496      315,609      312,512    1,315,609
14    288,100    136,999    135,450    1,136,999    219,663    218,114    1,219,663      359,608      358,059    1,359,608
15    317,205    143,754    143,754    1,143,754    239,099    239,099    1,239,099      407,642      407,642    1,407,642
16    347,765    150,016    150,016    1,150,016    259,032    259,032    1,259,032      460,364      460,364    1,460,364
17    379,853    155,819    155,819    1,155,819    279,512    279,512    1,279,512      518,299      518,299    1,518,299
18    413,546    161,205    161,205    1,161,205    300,604    300,604    1,300,604      582,046      582,046    1,582,046
19    448,923    166,256    166,256    1,166,256    322,415    322,415    1,322,415      652,306      652,306    1,652,306
20    486,070    171,113    171,113    1,171,113    345,123    345,123    1,345,123      729,919      729,919    1,729,919
21    525,073    174,778    174,778    1,174,778    367,736    367,736    1,367,736      814,606      814,606    1,814,606
22    566,027    177,087    177,087    1,177,087    390,065    390,065    1,390,065      906,930      906,930    1,906,930
23    609,028    177,861    177,861    1,177,861    411,898    411,898    1,411,898    1,007,502    1,007,502    2,007,502
24    654,179    176,894    176,894    1,176,894    432,978    432,978    1,432,978    1,116,962    1,116,962    2,116,962
25    701,588    173,921    173,921    1,173,921    452,975    452,975    1,452,975    1,235,953    1,235,953    2,235,953
26    751,368    168,600    168,600    1,168,600    471,459    471,459    1,471,459    1,365,103    1,365,103    2,365,103
27    803,636    160,497    160,497    1,160,497    487,883    487,883    1,487,883    1,505,007    1,505,007    2,505,007
28    858,518    149,090    149,090    1,149,090    501,576    501,576    1,501,576    1,656,218    1,656,218    2,656,218
29    916,144    133,805    133,805    1,133,805    511,775    511,775    1,511,775    1,819,293    1,819,293    2,819,293
30    976,651    114,057    114,057    1,114,057    517,664    517,664    1,517,664    1,994,824    1,994,824    2,994,824

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               $14,000 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                  FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                           OPTION 2 GUARANTEED VALUES

                            0% Hypothetical                6% Hypothetical                    12% Hypothetical
                         Gross Investment Return       Gross Investment Return            Gross Investment Return
                         -----------------------       -----------------------            -----------------------
        Premiums
       Paid Plus               Cash                               Cash                                   Cash
Policy  Interest    Cash       Surr        Death       Cash       Surr        Death         Cash         Surr        Death
Year       at 5%   Value      Value      Benefit      Value      Value      Benefit        Value        Value      Benefit
----       -----   -----      -----      -------      -----      -----      -------        -----        -----      -------
 1     14,700     11,948      1,623    1,011,948     12,683      2,358    1,012,683       13,418        3,093    1,013,418
 2     30,135     23,574     13,249    1,023,574     25,776     15,451    1,025,776       28,065       17,740    1,028,065
 3     46,342     34,858     24,533    1,034,858     39,269     28,944    1,039,269       44,038       33,713    1,044,038
 4     63,359     45,774     35,965    1,045,774     53,149     43,340    1,053,149       61,437       51,629    1,061,437
 5     81,227     56,292     46,999    1,056,292     67,392     58,099    1,067,392       80,368       71,076    1,080,368
 6     99,988     66,371     57,595    1,066,371     81,965     73,189    1,081,965      100,936       92,160    1,100,936
 7    119,688     75,958     67,698    1,075,958     96,820     88,560    1,096,820      123,242      114,982    1,123,242
 8    140,372     84,982     77,238    1,084,982    111,887    104,143    1,111,887      147,376      139,633    1,147,376
 9    162,090     93,349     86,121    1,093,349    127,067    119,839    1,127,067      173,415      166,187    1,173,415
10    184,895    100,953     94,242    1,100,953    142,246    135,535    1,142,246      201,426      194,715    1,201,426
11    208,840    108,714    102,519    1,108,714    158,604    152,409    1,158,604      233,188      226,993    1,233,188
12    233,982    115,492    110,846    1,115,492    174,817    170,171    1,174,817      267,390      262,744    1,267,390
13    260,381    121,152    118,055    1,121,152    190,729    187,631    1,190,729      304,138      301,040    1,304,138
14    288,100    125,542    123,993    1,125,542    206,153    204,604    1,206,153      343,527      341,978    1,343,527
15    317,205    128,463    128,463    1,128,463    220,846    220,846    1,220,846      385,611      385,611    1,385,611
16    347,765    129,651    129,651    1,129,651    234,482    234,482    1,234,482      430,378      430,378    1,430,378
17    379,853    128,757    128,757    1,128,757    246,631    246,631    1,246,631      477,722      477,722    1,477,722
18    413,546    125,327    125,327    1,125,327    256,726    256,726    1,256,726      527,407      527,407    1,527,407
19    448,923    118,827    118,827    1,118,827    264,090    264,090    1,264,090      579,086      579,086    1,579,086
20    486,070    108,688    108,688    1,108,688    267,967    267,967    1,267,967      632,323      632,323    1,632,323
21    525,073     94,292     94,292    1,094,292    267,543    267,543    1,267,543      686,618      686,618    1,686,618
22    566,027     75,000     75,000    1,075,000    261,971    261,971    1,261,971      741,422      741,422    1,741,422
23    609,028     50,330     50,330    1,050,330    250,357    250,357    1,250,357      796,117      796,117    1,796,117
24    654,179     19,716     19,716    1,019,716    231,704    231,704    1,231,704      849,960      849,960    1,849,960
25    701,588        (*)        (*)          (*)    204,806    204,806    1,204,806      901,962      901,962    1,901,962
26    751,368        (*)        (*)          (*)    168,164    168,164    1,168,164      950,782      950,782    1,950,782
27    803,636        (*)        (*)          (*)    119,956    119,956    1,119,956      994,682      994,682    1,994,682
28    858,518        (*)        (*)          (*)     57,944     57,944    1,057,944    1,031,477    1,031,477    2,031,477
29    916,144        (*)        (*)          (*)        (*)        (*)          (*)    1,058,683    1,058,683    2,058,683
30    976,651        (*)        (*)          (*)        (*)        (*)          (*)    1,073,628    1,073,628    2,073,628

ASSUMPTIONS:

(1)  NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)  GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX 2

The following performance tables display historical investment results of the Underlying Mutual Fund sub-accounts of the Variable Account. This information may be useful in helping potential investors in deciding which Underlying Mutual Fund sub-accounts to choose and in assessing the competence of the Underlying Mutual Funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the Underlying Mutual Funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the Underlying Mutual Fund sub-accounts are not guaranteed and will fluctuate so that a Policy Owner's units, when redeemed, may be worth more or less than their original cost.

                             FUND PERFORMANCE TABLE

                                           ========================================================================
                                                                    Annual Percentage Change      Non annualized
                                                                                                Percentage Change
===================================================================================================================
                                              Fund      Unit                                     1 mo      1 Yr
Underlying Investment Options              Inception   Values       1994     1995      1996       to        to
                                             Date**   12/31/96                                 12/31/96  12/31/96
===================================================================================================================
American Century VP Balanced                05/01/91     10.93      0.61     21.12     12.21     -2.46     12.21
-------------------------------------------------------------------------------------------------------------------
American Century VP Capital                 11/20/87      9.12     -1.17      31.1     -4.32     -3.12     -4.32
Appreciation
-------------------------------------------------------------------------------------------------------------------
American Century VP International           05/01/94     10.77       N/A     11.33      14.1      2.05      14.1
-------------------------------------------------------------------------------------------------------------------
American Century VP Value                   05/01/96     10.15       N/A       N/A       N/A      0.72       N/A
-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund            05/02/94      9.99       N/A     61.89     19.63     -2.09     19.63
Growth & Income Fund
-------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                10/06/93     11.18      1.49     34.56     21.23     -3.44     21.23
Growth Fund
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                    09/29/89     11.46      0.19     33.28     22.54     -2.04     22.54
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -Asset                 09/06/89     11.02     -6.09     16.96      14.6     -1.46      14.6
Manager Portfolio
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -Contrafund            01/03/95     11.25       N/A       N/A     21.31      -0.6     21.31
Portfolio
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -                         10/09/86     10.79      7.07     35.09     14.28     -1.64     14.28
Equity-Income Portfolio
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund - Growth                  10/09/86     10.45     -0.02     35.36     14.71     -3.08     14.71
Portfolio
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund - High Income             09/19/85     10.83     -1.55      20.6     14.03      1.38     14.03
Portfolio
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund - Overseas                01/28/87     10.67      1.72      9.68     13.22      0.53     13.22
Portfolio
-------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund              04/15/92     11.61      -0.9     29.35     26.14      0.24     26.14
-------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                   11/08/82     10.68     -3.23     18.74      3.49     -1.13      3.49
-------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                      11/10/81     10.34      3.88      5.64      5.13      0.42      5.13
-------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                     10/23/95     10.52       N/A       N/A     22.83      1.17     22.83
-------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                      11/08/82     11.44      1.07     29.09     21.84      0.15     21.84
-------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                 09/10/84      9.87     -4.99     31.73      9.14     -0.58      9.14
Management Trust -Growth
Portfolio
-------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                 09/10/84     10.48     -0.15     10.93      4.31     -0.07      4.31
Management Trust -Bond Portfolio
-------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                 03/22/94     11.48       N/A     36.47     29.57      0.18     29.57
Management Trust -Partners
Portfolio
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                04/30/85     10.64     -1.94        17       4.8     -0.92       4.8
Fund - Bond Fund
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                11/12/90     10.83     -5.72      2.24      17.8       0.8      17.8
Fund - Global Securities
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                02/09/87     10.94     -1.95     21.36      15.5      -0.5      15.5
Fund - Multiple  Strategies
-------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,            05/08/92      9.88     -5.39     35.26      0.81     -0.37      0.81
Inc. -Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,            10/20/95     10.05       N/A       N/A     10.38      -0.8     10.38
Inc. -International Stock Fund II
-------------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                05/08/92     10.77       3.6     25.82     18.15     -0.25     18.15
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                 09/01/89     10.06     -4.79     12.08     20.57      0.97     20.57
Trust -Worldwide  Emerging
Markets Fund
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                 09/01/89     10.52     -1.32      17.3      2.52     -0.89      2.52
Trust -Worldwide Bond Fund
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                 12/27/95     10.07       N/A       N/A     26.72      1.05     26.72
Trust -Worldwide Hard Assets Fund
-------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life            07/03/95     13.67       N/A       N/A     40.53     11.06     40.53
Investment Trust - American
Capital Real Estate Securities
Fund
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus                              06/30/95      9.94       N/A       N/A      9.98       0.2      9.98
Trust-International Equity
Portfolio
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post                   11/18/96     10.17       N/A       N/A       N/A         0       N/A
Venture Capital Portfolio
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small                  06/30/95      9.83       N/A       N/A     13.91       2.3     13.91
Company Growth Portfolio
===================================================================================================================


                                           ========================================================================
                                                           Non annualized
                                                         Percentage Change             Annualized Percentage Change
===================================================================================================================
                                               2 Yrs      3 Yrs.    5 yrs.   Inception  3 Yrs.    5 yrs.  Inception
Underlying Investment Options                    to         to        to        to        to        to        to
                                              12/31/96   12/31/96  12/31/96  12/31/96  12/31/96  12/31/96  12/31/96
===================================================================================================================
American Century VP Balanced                   35.91     36.74     38.36     73.69     10.99      6.71     10.24
-------------------------------------------------------------------------------------------------------------------
American Century VP Capital                    25.43     23.97     34.92    154.91      7.42      6.17     10.81
Appreciation
-------------------------------------------------------------------------------------------------------------------
American Century VP International 05/01/94     27.02       N/A       N/A     20.03       N/A       N/A      7.09
-------------------------------------------------------------------------------------------------------------------
American Century VP Value                        N/A       N/A       N/A     12.28       N/A       N/A       N/A
-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund               93.67       N/A       N/A     89.63       N/A       N/A     27.18
Growth & Income Fund
-------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible                   63.13     65.56       N/A     77.74      18.3       N/A     19.46
Growth Fund
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                       63.31     63.63    101.79     153.5     17.84     15.08     13.68
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -Asset                    34.04     25.87     70.47    124.77      7.97     11.26     11.71
Manager Portfolio
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -Contrafund                 N/A       N/A       N/A     67.16       N/A       N/A     29.43
Portfolio
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -                            54.39      65.3    128.56    263.05     18.24     17.98     13.44
Equity-Income Portfolio
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund - Growth                     55.27     55.24    102.58    311.23     15.79     15.16     14.83
Portfolio
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund - High Income                37.53      35.4    100.79    258.69     10.63     14.96     11.99
Portfolio
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund - Overseas                   24.17     26.31     54.78    112.54       8.1      9.13      7.89
Portfolio
-------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                 63.17      61.7       N/A     87.48     17.37       N/A     14.28
-------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                      22.89     18.92     40.48    264.17      5.94      7.03      9.57
-------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                         11.06     15.37     22.58    184.92      4.88      4.16      7.16
-------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                          N/A       N/A       N/A     40.49       N/A       N/A     33.12
-------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                         57.29     58.98     90.76    654.17     16.71     13.79     15.35
-------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                    43.77      36.6     59.79     341.7     10.96      9.83     12.83
Management Trust -Growth
Portfolio
-------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                    15.71     15.53     29.57       167      4.93      5.32      8.31
Management Trust -Bond Portfolio
-------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                    76.82       N/A       N/A     72.76       N/A       N/A     21.78
Management Trust -Partners
Portfolio
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                   22.61     20.23     44.75    197.83      6.33      7.68      9.81
Fund - Bond Fund
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                   20.43     13.54     79.64     86.47      4.32     12.43     10.69
Fund - Global Securities
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                   40.16     37.44     73.69    194.24     11.18     11.67     11.53
Fund - Multiple  Strategies
-------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,               36.35     29.01       N/A     71.41      8.86       N/A      12.3
Inc. -Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                 N/A       N/A       N/A     13.27       N/A       N/A     10.98
Inc. -International Stock Fund II
-------------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                   48.65        54       N/A    123.93     15.48       N/A     18.95
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                    35.14     28.67    103.41     84.44      8.77     15.26      8.71
Trust -Worldwide  Emerging
Markets Fund
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                    20.26     18.68     21.13     60.74      5.87      3.91      6.69
Trust -Worldwide Bond Fund
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                      N/A       N/A       N/A     25.45       N/A       N/A     25.15
Trust -Worldwide Hard Assets Fund
-------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life                 N/A       N/A       N/A     50.93       N/A       N/A     31.77
Investment Trust - American
Capital Real Estate Securities
Fund
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus                                   N/A       N/A       N/A     18.01       N/A       N/A     11.74
Trust-International Equity
Portfolio
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post                        N/A       N/A       N/A     -2.22       N/A       N/A       N/A
Venture Capital Portfolio
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small                       N/A       N/A       N/A      42.5       N/A       N/A     26.79
Company Growth Portfolio
===================================================================================================================

The preceding table displays three types of total return. Simply stated, total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of applicable investment advisory fees and other expenses of the Underlying Mutual Funds), and includes no contract-level charges. The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

The Underlying Mutual Fund Inception Date is the date the Underlying Mutual Fund first became effective, which is not necessarily the same date the Underlying Mutual Fund was first made available through the Variable Account. For those Underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the total return figures will show the investment performance such Underlying Mutual Funds would have achieved Fund investment advisory fees and expenses had they been offered as sub-accounts through the Variable Account for the period quoted. Certain Underlying Mutual Funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.

                          CASH VALUE PERFORMANCE TABLE


                                ========================================================
                                               1 Year to                3 Years to
                                                12/31/96                 12/31/96
========================================================================================
                                Fund                   Cash                     Cash
   Underlying Mutual Fund       Inception   Accum      Surr.        Accum       Surr.
                                Date**      Value      Value        Value       Value
========================================================================================
American Century VP Balanced    05/01/91    $ 19,703    $  8,866    $ 66,668    $ 55,831
----------------------------------------------------------------------------------------
American Century VP Capital     11/20/87    $ 16,775    $  5,938    $ 59,772    $ 48,936
Appreciation
----------------------------------------------------------------------------------------
American Century VP             05/01/94    $ 20,036    $  9,199         N/A         N/A
International
----------------------------------------------------------------------------------------
American Century VP Value       05/01/94         N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------
Dreyfus Variable Investment     05/02/94    $ 21,052    $ 10,216         N/A         N/A
Fund
Growth & Income Fund
----------------------------------------------------------------------------------------
Dreyfus Socially Responsible    10/06/93    $ 21,317    $ 10,481    $ 78,032    $ 67,196
Growth Fund
----------------------------------------------------------------------------------------
Dreyfus Stock Index Fund        09/29/89    $ 21,542    $ 10,706    $ 77,914    $ 67,078
----------------------------------------------------------------------------------------
Fidelity VIP Fund II - Asset    09/06/89    $ 20,128    $  9,291    $ 64,836    $ 54,000
Manager Portfolio
----------------------------------------------------------------------------------------
Fidelity VIP Fund II            01/03/95    $ 21,319    $ 10,482         N/A         N/A
-Contrafund Portfolio
----------------------------------------------------------------------------------------
Fidelity VIP Fund -             10/09/86    $ 20,071    $  9,235    $ 75,253    $ 64,416
Equity-Income Portfolio
----------------------------------------------------------------------------------------
Fidelity VIP Fund - Growth      10/09/86    $ 20,161    $  9,324    $ 73,732    $ 62,895
Portfolio
----------------------------------------------------------------------------------------
Fidelity VIP Fund - High        09/19/85    $ 20,036    $  9,199    $ 67,053    $ 56,216
Income Portfolio
----------------------------------------------------------------------------------------
Fidelity VIP Fund - Overseas    01/28/87    $ 19,885    $  9,048    $ 62,987    $ 52,151
Portfolio
----------------------------------------------------------------------------------------
NSAT Capital Appreciation       04/15/92    $ 22,185    $ 11,349    $ 78,172    $ 67,335
Fund
----------------------------------------------------------------------------------------
NSAT Government Bond Fund       11/08/82    $ 18,139    $  7,303    $ 59,747    $ 48,910
----------------------------------------------------------------------------------------
NSAT Money Market Fund          11/10/81    $ 18,446    $  7,610    $ 57,377    $ 46,541
----------------------------------------------------------------------------------------
NSAT Small Company Fund         10/23/95    $ 21,615    $ 10,779         N/A         N/A
----------------------------------------------------------------------------------------
NSAT Total Return Fund          11/08/82    $ 21,416    $ 10,579    $ 75,965    $ 65,128
----------------------------------------------------------------------------------------
Neuberger & Berman Advisers     09/10/84    $ 19,158    $  8,321    $ 67,505    $ 56,668
Management Trust - Growth
Portfolio
----------------------------------------------------------------------------------------
Neuberger & Berman Advisers     09/10/84    $ 18,292    $  7,456    $ 58,062    $ 47,225
Management Trust - Bond
Portfolio
----------------------------------------------------------------------------------------
Neuberger & Berman Advisers     03/22/94    $ 22,797    $ 11,961         N/A         N/A
Management Trust - Partners
Portfolio
----------------------------------------------------------------------------------------
Oppenheimer Variable Account    04/30/85    $ 18,376    $  7,539    $ 60,166    $ 49,330
Fund - Bond Fund
----------------------------------------------------------------------------------------
Oppenheimer Variable Account    11/12/90    $ 20,701    $  9,864    $ 60,900    $ 50,063
Fund - Global Securities
----------------------------------------------------------------------------------------
Oppenheimer Variable Account    02/09/87    $ 20,290    $  9,454    $ 68,113    $ 57,276
Fund - Multiple  Strategies
----------------------------------------------------------------------------------------
Strong Variable Insurance       05/08/92    $ 17,658    $  6,821    $ 63,371    $ 52,535
Funds, Inc. - Discovery Fund
II, Inc.
----------------------------------------------------------------------------------------
Strong Variable Insurance       10/20/95    $ 19,402    $  8,565         N/A         N/A
Funds, Inc. -International
Stock Fund II
----------------------------------------------------------------------------------------
Strong Special Fund II, Inc.    05/08/92    $ 20,761    $  9,924    $ 72,945    $ 62,108
----------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     09/01/89    $ 21,231    $ 10,394    $ 66,600    $ 55,763
Trust -Worldwide  Emerging
Markets Fund
----------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     09/01/89    $ 17,969    $  7,133    $ 59,097    $ 48,260
Trust -Worldwide Bond Fund
----------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     12/27/95    $ 22,311    $ 11,474         N/A         N/A
Trust -Worldwide Hard Assets
Fund
----------------------------------------------------------------------------------------
Van Kampen American Capital     07/03/95    $ 24,708    $ 13,872         N/A         N/A
Life Investment Trust -
American Capital Real Estate
Securities Fund
----------------------------------------------------------------------------------------
Warburg Pincus                  06/30/95    $ 19,321    $  8,484         N/A         N/A
Trust-International Equity
Portfolio
----------------------------------------------------------------------------------------
Warburg Pincus Trust-Post       11/18/96         N/A         N/A         N/A         N/A
Venture Capital Portfolio
----------------------------------------------------------------------------------------
Warburg Pincus Trust - Small    06/30/95    $ 20,025    $  9,188         N/A         N/A
Company Portfolio
========================================================================================

                                =====================================================================
                                      5 Years to                10 Years to        Inception to
                                       12/31/96                   12/31/96          12/31/96
=====================================================================================================
                                Cash                        Cash                Cash
   Underlying Mutual Fund       Accum       Surr.           Accum        Surr.  Accum        Surr.
                                Value       Value           Value        Value  Value        Value
=====================================================================================================
American Century VP Balanced    $114,355    $104,602         N/A         N/A    $144,515    $135,303
-----------------------------------------------------------------------------------------------------
American Century VP Capital     $105,197    $ 95,444         N/A         N/A    $271,405    $264,361
Appreciation
-----------------------------------------------------------------------------------------------------
American Century VP                  N/A         N/A         N/A         N/A    $ 61,519    $ 50,682
International
-----------------------------------------------------------------------------------------------------
American Century VP Value            N/A         N/A         N/A         N/A    $ 19,983    $  9,146
-----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment          N/A         N/A         N/A         N/A    $ 78,854    $ 68,017
Fund
Growth & Income Fund
-----------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible         N/A         N/A         N/A         N/A    $ 99,623    $ 89,329
Growth Fund
-----------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund        $142,561    $132,808         N/A         N/A    $257,503    $249,375
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund II - Asset    $119,015    $109,262         N/A         N/A    $214,979    $206,851
Manager Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund II                 N/A         N/A         N/A         N/A    $ 50,450    $ 39,613
-Contrafund Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund -             $146,639    $136,886    $401,482    $394,438    $416,725    $410,223
Equity-Income Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund - Growth      $138,888    $129,135    $413,882    $406,838    $446,605    $440,103
Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund - High        $128,346    $118,593    $347,013    $339,969    $428,610    $423,734
Income Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund - Overseas    $118,139    $108,386         N/A         N/A    $272,330    $265,286
Portfolio
-----------------------------------------------------------------------------------------------------
NSAT Capital Appreciation            N/A         N/A         N/A         N/A    $137,739    $127,986
Fund
-----------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       $105,057    $ 95,304    $263,456    $256,412    $496,436    $496,436
-----------------------------------------------------------------------------------------------------
NSAT Money Market Fund          $ 97,635    $ 87,882    $218,057    $211,013    $424,956    $424,956
-----------------------------------------------------------------------------------------------------
NSAT Small Company Fund              N/A         N/A         N/A         N/A    $ 43,311    $ 32,474
-----------------------------------------------------------------------------------------------------
NSAT Total Return Fund          $137,538    $127,785    $368,808    $361,764    $790,656    $790,656
-----------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers     $118,645    $108,892    $319,377    $312,333    $463,425    $460,174
Management Trust - Growth
Portfolio
-----------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers     $100,312    $ 90,559    $235,256    $228,213    $339,412    $336,161
Management Trust - Bond
Portfolio
-----------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers          N/A         N/A         N/A         N/A    $ 80,428    $ 69,591
Management Trust - Partners
Portfolio
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    $107,183    $ 97,430    $270,267    $263,224    $355,680    $350,803
Fund - Bond Fund
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    $123,783    $114,030         N/A         N/A    $174,517    $165,848
Fund - Global Securities
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account    $123,987    $114,234         N/A         N/A    $314,660    $307,617
Fund - Multiple  Strategies
-----------------------------------------------------------------------------------------------------
Strong Variable Insurance            N/A         N/A         N/A         N/A    $118,083    $108,331
Funds, Inc. - Discovery Fund
II, Inc.
-----------------------------------------------------------------------------------------------------
Strong Variable Insurance            N/A         N/A         N/A         N/A    $ 38,162    $ 27,325
Funds, Inc. - International
Stock Fund II
-----------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.         N/A         N/A         N/A         N/A    $137,813    $128,060
-----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     $136,739    $126,987         N/A         N/A    $214,698    $206,570
Trust -Worldwide  Emerging
Markets Fund
-----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     $100,679    $ 90,926         N/A         N/A    $169,936    $161,809
Trust -Worldwide Bond Fund
-----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance          N/A         N/A         N/A         N/A    $ 40,473    $ 29,636
Trust -Worldwide Hard Assets
Fund
-----------------------------------------------------------------------------------------------------
Van Kampen American Capital          N/A         N/A         N/A         N/A    $ 49,589    $ 38,753
Life Investment Trust -
American Capital Real Estate
Securities Fund
-----------------------------------------------------------------------------------------------------
Warburg Pincus                       N/A         N/A         N/A         N/A    $ 38,522    $ 27,685
Trust-International Equity
Portfolio
-----------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post            N/A         N/A         N/A         N/A    $ 17,702    $  6,866
Venture Capital Portfolio
-----------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small         N/A         N/A         N/A         N/A    $ 42,849    $ 32,013
Company Portfolio
=====================================================================================================

The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual guideline level premium of $20,000 for a 55 year old male and a 55 year old female, both non-smoker preferred, with a level initial basic coverage death benefit of $958,894. The cash surrender value figures reflect the deduction of all applicable fund level investment advisory fees, premium load, mortality and expense risk charge, the applicable cost of insurance charges, and a monthly administrative charge. See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from the Company upon request.

**The Underlying Mutual Fund Inception Date is the date the Underlying Mutual Fund first became effective, which is not necessarily the same date the Underlying Mutual Fund was first made available through the Variable Account. For those Underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the cash values will show the investment performance such Underlying Mutual Funds would have achieved (reduced by any applicable Variable Account and Policy Charges, and Underlying Mutual Fund investment advisory fees and expenses) had they been offered as sub-accounts through the Variable Account for the period quoted. Certain Underlying Mutual Funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

                          Independent Auditors' Report
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1996

ASSETS:

   Investments at market value:

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         146,819 shares (cost $3,024,270) .................................    $ 2,949,585
      Dreyfus Stock Index Fund (DryStkIx)
         763,499 shares (cost $14,597,832) ................................     15,483,766
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         2,131,003 shares (cost $38,585,366) ..............................     44,815,000
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         1,730,628 shares (cost $51,294,462) ..............................     53,891,755
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,362,065 shares (cost $16,148,006) ..............................     17,053,049
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         859,910 shares (cost $14,604,187) ................................     16,200,703
      Fidelity VIP II - Asset Manager Portfolio (FidVIPAM)
         1,317,970 shares (cost $19,127,367) ..............................     22,313,225
      Fidelity VIP II - Contrafund Portfolio (FidVIPCon)
         824,740 shares (cost $12,402,278) ................................     13,657,697
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         505,369 shares (cost $7,950,583) .................................      8,227,404
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         605,008 shares (cost $6,588,470) .................................      6,679,290
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         34,777,014 shares (cost $34,777,014) .............................     34,777,014
      Nationwide SAT - Small Company Fund (NSATSmCo)
         425,548 shares (cost $5,751,682) .................................      5,910,856
      Nationwide SAT - Total Return Fund (NSATTotRe)
         3,193,395 shares (cost $37,809,735) ..............................     42,376,355
      Neuberger &Berman - Growth Portfolio (NBAMTGro)
         493,535 shares (cost $12,574,511) ................................     12,723,337
      Neuberger &Berman - Limited Maturity Bond Portfolio (NBAMTLMat)
         197,236 shares (cost $2,784,764) .................................      2,771,172
      Neuberger &Berman - Partners Portfolio (NBAMTPart)
         646,222 shares (cost $9,535,912) .................................     10,649,743
      Oppenheimer - Bond Fund (OppBdFd)
         513,225 shares (cost $5,888,181) .................................      5,968,803
      Oppenheimer - Global Securities Fund (OppGlSec)
         561,069 shares (cost $8,710,530) .................................      9,914,098
      Oppenheimer - Multiple Strategies Fund (OppMult)
         509,706 shares (cost $7,225,046) .................................      7,966,703


      Strong Special Fund II, Inc. (StSpec2)
         893,185 shares (cost $14,371,245) ................................     17,184,873
      Strong VIF - Strong Discovery Fund II (StDisc2)
         624,950 shares (cost $7,308,503) .................................      6,749,458
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         162,907 shares (cost $1,831,224) .................................      1,829,443
      TCI Portfolios - TCI Balanced (TCIBal)
         351,201 shares (cost $2,386,878) .................................      2,648,056
      TCI Portfolios - TCI Growth (TCIGro)
         1,169,740 shares (cost $12,750,085) ..............................     11,978,141
      TCI Portfolios - TCI International (TCIInt)
         576,818 shares (cost $3,278,870) .................................      3,437,835
      TCI Portfolios - TCI Value (TCIValue)
         1,637 shares (cost $9,188) .......................................          9,133
      Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         377,518 shares (cost $6,100,328) .................................      6,312,096
      Van Eck - Worldwide Bond Fund (VEWrldBd)
         202,885 shares (cost $2,232,824) .................................      2,252,023
      Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)
         257 shares (cost $3,213) .........................................          3,213
      Van Kampen American Capital LIT - Real Estate Securities Fund (VKACRES
         216,078 shares (cost $2,880,829) .................................      3,193,630
      Warburg Pincus - International Equity Portfolio (WPIntEq)
         730,797 shares (cost $8,366,199) .................................      8,389,554
      Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         514,119 shares (cost $7,238,771) .................................      7,326,189
                                                                             -------------
            Total investments .............................................    405,643,199
   Accounts receivable ....................................................      3,525,975
                                                                             -------------
            Total assets ..................................................    409,169,174
                                                                             -------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..........................................  $ 409,169,174
                                                                             =============







See accompanying notes to financial statements.


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                           1996              1995              1994
                                                                       ------------      -----------       -----------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends . . . . . . . . . . . . .    $ 16,972,691        6,764,208         3,376,057
   Mortality and expense charges (note 3) . . . . . . . . . . . . .      (2,983,466)      (1,747,342)         (879,737)
                                                                       ------------      -----------       -----------
      Net investment activity . . . . . . . . . . . . . . . . . . .      13,989,225        5,016,866         2,496,320
                                                                       ------------      -----------       -----------

   Proceeds from mutual fund shares sold  . . . . . . . . . . . . .     275,979,207      163,574,836       184,340,809
   Cost of mutual fund shares sold  . . . . . . . . . . . . . . . .    (266,008,543)    (154,208,870)     (184,441,475)
                                                                       ------------      -----------       -----------
      Realized gain (loss) on investments . . . . . . . . . . . . .       9,970,664        9,365,966          (100,666)
   Change in unrealized gain (loss) on investments  . . . . . . . .      12,175,328       17,134,325        (3,604,010)
                                                                       ------------      -----------       -----------
      Net gain (loss) on investments  . . . . . . . . . . . . . . .      22,145,992       26,500,291        (3,704,676)
                                                                       ------------      -----------       -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations  . . . . . . . . . . .      36,135,217       31,517,157        (1,208,356)
                                                                       ------------      -----------       -----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners  . . . . . . . .     174,104,282      106,694,208        77,172,455
   Surrenders (note 2d) . . . . . . . . . . . . . . . . . . . . . .      (6,124,049)      (4,970,867)       (1,308,994)
   Death benefits . . . . . . . . . . . . . . . . . . . . . . . . .        (730,700)        (143,265)          (15,398)
   Policy loans (net of repayments) (note 5)  . . . . . . . . . . .      (6,468,023)      (2,529,830)       (2,980,396)
   Deductions for surrender charges (note 2d) . . . . . . . . . . .        (721,263)        (364,725)         (116,899)
   Redemptions to pay cost of insurance charges
      and administrative charges (notes 2b and 2c)  . . . . . . . .     (24,075,896)     (14,110,656)       (5,382,393)
   Deductions for asset charges (note 3)  . . . . . . . . . . . . .         (20,037)          -                 -
                                                                       ------------      -----------       -----------
         Net increase (decrease) in equity transactions . . . . . .     135,964,314       84,574,865        67,368,375
                                                                       ------------      -----------       -----------


NET CHANGE IN CONTRACT OWNERS' EQUITY . . . . . . . . . . . . . . .     172,099,531      116,092,022        66,160,019
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD . . . . . . . . . . . .     237,069,643      120,977,621        54,817,602
                                                                       ------------      -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD . . . . . . . . . . . . . . .   $ 409,169,174      237,069,643       120,977,621
                                                                      =============      ===========       ===========



See accompanying notes to financial statements.



                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1996, 1995 AND 1994


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

     The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

     The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

   (b) The Contracts

     Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

     Contract owners may invest in the following:

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

      Dreyfus Stock Index Fund (DryStkIx)

      Dreyfus Variable Investment Fund - Growth and Income Portfolio (DryGroInc)

      Portfolios of the Fidelity Variable Insurance Products Fund
      (Fidelity VIP);
         Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         Fidelity VIP - Growth Portfolio (FidVIPGr)
         Fidelity VIP - High Income Portfolio (FidVIPHI)
         Fidelity VIP - Overseas Portfolio (FidVIPOv)

      Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
         Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

      Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
         Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         Nationwide SAT - Government Bond Fund (NSATGvtBd)
         Nationwide SAT - Money Market Fund (NSATMyMkt)
         Nationwide SAT - Small Company Fund (NSATSmCo)
         Nationwide SAT - Total Return Fund (NSATTotRe)

      Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
         Neuberger & Berman - Growth Portfolio (NBAMTGro)
         Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman - Partners Portfolio (NBAMTPart)

      Funds of the Oppenheimer Variable Account Funds (Oppenheimer);
         Oppenheimer - Bond Fund (OppBdFd)
         Oppenheimer - Global Securities Fund (OppGlSec)
         Oppenheimer - Multiple Strategies Fund (OppMult)

        Strong Special Fund II, Inc. (StSpec2)

        Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
           Strong VIF - Strong Discovery Fund II (StDisc2)
           Strong VIF - Strong International Stock Fund II (StIntStk2)

        Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);
           TCI Portfolios - TCI Balanced (TCIBal)
           TCI Portfolios - TCI Growth (TCIGro)
           TCI Portfolios - TCI International (TCIInt)
           TCI Portfolios - TCI Value (TCIValue)

        Funds of the Van Eck Worldwide Insurance Trust (Van Eck);
           Van Eck - Gold and Natural Resources Fund (VEGoldNR)
           Van Eck - Worldwide Bond Fund (VEWrldBd) (formerly Van Eck - Global
            Bond Fund (VEGlobBd))
           Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)

        Fund of the Van Kampen American Capital Life Investment Trust
         (Van Kampen American Capital);
           Van Kampen American Capital LIT - Real Estate Securities Fund
            (VKACRESec)

        Portfolios of the Warburg Pincus Trust (Warburg Pincus);
           Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

      At December 31, 1996, contract owners have invested in all of the above funds (except Dreyfus Variable Investment Fund - Growth and Income Portfolio and Warburg Pincus - Post Venture Capital Portfolio.) The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

      Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Reclassifications

      Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) POLICY CHARGES

   (a) Deductions from Premiums

      On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

      On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

      The Company may at its sole discretion reduce this sales loading.

   (b) Cost of Insurance

      A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

      For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured to die.

   (c) Administrative Charges

      An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

      For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

      Contracts issued prior to April 16, 1990:

         Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

      Contracts issued on or after April 16, 1990:

         Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
         Purchase payments totalling $25,000 or more - $50/year

      For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

      For flexible premium contracts, the Company currently deducts a monthly administrative charge of $25 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

      For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

      For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

   (d) Surrender Charges

      Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

      For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

      For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

      For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

      For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

      The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3) ASSET CHARGES

      For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

      For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation.

      For modified single premium contracts, the Company deducts an annual rate of .90% charged against the cash value of the contacts. This charge is assessed monthly against each contract by liquidating units.

      For last survivor flexible premium contracts, the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

(4) DEATH BENEFITS

      Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)

      Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

      At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

            -  Beginning unit value - Jan. 1

            -  Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -  Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -  Asset charges
               (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

            -  Ending unit value - Dec. 31

            -  Percentage increase (decrease) in unit value.

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY

    The following is a summary of contract owners' equity at December 31, 1996, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:

                                                                              UNITS       UNIT VALUE
                                                                              -----       ----------
Single Premium contracts issued prior to April 16, 1990:
      Fidelity VIP - Equity-Income Portfolio ........................         8,709       $29.854628       $260,004
      Fidelity VIP - Growth Portfolio ...............................         5,280        34.379126        181,522
      Fidelity VIP - High Income Portfolio ..........................         3,462        24.493313         84,796
      Fidelity VIP - Overseas Portfolio .............................         5,297        19.654083        104,108
      Fidelity VIP-II - Asset Manager Portfolio .....................         1,158        20.525705         23,769
      Nationwide SAT - Government Bond Fund .........................         2,831        19.842234         56,173
      Nationwide SAT - Money Market Fund ............................        28,405        14.875178        422,529
      Nationwide SAT - Total Return Fund ............................         1,189        26.717684         31,767
      Neuberger &Berman - Growth Portfolio ..........................         5,398        24.838185        134,077
      Neuberger &Berman - Limited Maturity Bond Portfolio ...........         5,192        16.433880         85,325
      Oppenheimer - Global Securities Fund ..........................         1,616        13.422186         21,690
      Strong Special Fund II, Inc. ..................................           406        21.426416          8,699
      TCI Portfolios - TCIGrowth ....................................         8,408        24.053649        202,243
      Van Eck - Gold and Natural Resources Fund .....................         4,593        15.014547         68,962
      Van Eck - Worldwide Bond Fund .................................            23        14.682655            338
      Van Kampen American Capital LIT - Real Estate Securities Fund .         5,134        15.011508         77,069
      Warburg Pincus - International Equity Portfolio ...............         1,802        11.634515         20,965

Single Premium contracts issued on or after April 16, 1990:
      The Dreyfus Socially Responsible Growth Fund, Inc. ............        16,672        17.041821        284,121
      Dreyfus Stock Index Fund ......................................       166,883        16.474993      2,749,396
      Fidelity VIP - Equity-Income Portfolio ........................       556,249        24.419978     13,583,588
      Fidelity VIP - Growth Portfolio ...............................       436,608        23.774932     10,380,326
      Fidelity VIP - High Income Portfolio ..........................       160,710        25.198564      4,049,661
      Fidelity VIP - Overseas Portfolio .............................       349,868        14.155666      4,952,615
      Fidelity VIP-II - Asset Manager Portfolio .....................       328,224        20.046209      6,579,647
      Fidelity VIP-II - Contrafund Portfolio ........................       253,591        13.256842      3,361,816
      Nationwide SAT - Capital Appreciation Fund ....................        69,468        17.984058      1,249,317
      Nationwide SAT - Government Bond Fund .........................       215,649        16.449774      3,547,377
      Nationwide SAT - Money Market Fund ............................     1,264,987        12.479104     15,785,904
      Nationwide SAT - Small Company Fund ...........................        84,265        13.833221      1,165,656
      Nationwide SAT - Total Return Fund ............................       145,392        23.035683      3,349,204
      Neuberger &Berman - Growth Portfolio ..........................       171,390        17.521012      3,002,926
      Neuberger &Berman - Limited Maturity Bond Portfolio ...........        72,295        14.088625      1,018,537
      Neuberger &Berman - Partners Portfolio ........................       166,759        17.259712      2,878,212
      Oppenheimer - Bond Fund .......................................       107,202        16.608318      1,780,445
      Oppenheimer - Global Securities Fund ..........................       112,397        13.270426      1,491,556
      Oppenheimer - Multiple Strategies Fund ........................       137,052        18.701076      2,563,020
      Strong Special Fund II, Inc. ..................................       145,314        21.077454      3,062,849
      Strong VIF - Strong Discovery Fund II .........................        96,856        16.133543      1,562,630
      Strong VIF - Strong International Stock Fund II ...............        51,959        11.141803        578,917
      TCI Portfolios - TCIBalanced ..................................        38,880        14.303509        556,120
      TCI Portfolios - TCIGrowth ....................................       187,431        16.163625      3,029,564
      TCI Portfolios - TCIInternational .............................       140,670        11.748051      1,652,598
      Van Eck - Gold and Natural Resources Fund .....................       179,378        16.582948      2,974,616
      Van Eck - Worldwide Bond Fund .................................        51,233        14.339608        734,661
      Van Kampen American Capital LIT - Real Estate Securities Fund .        77,060        14.933196      1,150,752
      Warburg Pincus - International Equity Portfolio ...............       229,373        11.573771      2,654,711
      Warburg Pincus - Small Company Growth Portfolio ...............       101,386        13.975650      1,416,935

Multiple Payment contracts and Flexible Premium contracts:
      The Dreyfus Socially Responsible Growth Fund, Inc. ............       149,312        17.319589      2,586,022
      Dreyfus Stock Index Fund ......................................       743,163        16.744674     12,444,022
      Fidelity VIP - Equity-Income Portfolio ........................     1,203,661        25.185570     30,314,888
      Fidelity VIP - Growth Portfolio ...............................     1,774,112        24.186560     42,909,666


      Fidelity VIP - High Income Portfolio ..........................       519,177        23.588786        12,246,755
      Fidelity VIP - Overseas Portfolio .............................       723,688        15.324813        11,090,383
      Fidelity VIP-II - Asset Manager Portfolio .....................       858,375        18.169993        15,596,668
      Fidelity VIP-II - Contrafund Portfolio ........................       741,153        13.356323         9,899,079
      Nationwide SAT - Capital Appreciation Fund ....................       373,658        18.410667         6,879,293
      Nationwide SAT - Government Bond Fund .........................       196,023        15.383251         3,015,471
      Nationwide SAT - Money Market Fund ............................     1,548,800        12.214743        18,918,194
      Nationwide SAT - Small Company Fund ...........................       325,390        13.915643         4,528,011
      Nationwide SAT - Total Return Fund ............................     1,740,045        21.988773        38,261,455
      Neuberger &Berman - Growth Portfolio ..........................       542,729        17.282005         9,379,445
      Neuberger &Berman - Limited Maturity Bond Portfolio ...........       117,219        13.551318         1,588,472
      Neuberger &Berman - Partners Portfolio ........................       434,744        17.469360         7,594,699
      Oppenheimer - Bond Fund .......................................       260,488        15.764821         4,106,547
      Oppenheimer - Global Securities Fund ..........................       616,399        13.487753         8,313,837
      Oppenheimer - Multiple Strategies Fund ........................       287,199        18.446363         5,297,777
      Strong VIF - Strong Discovery Fund II .........................       305,653        16.514861         5,047,817
      Strong VIF - Strong International Stock Fund II ...............       103,783        11.208230         1,163,224
      Strong Special Fund II, Inc. ..................................       649,651        21.575419        14,016,493
      TCI Portfolios - TCIBalanced ..................................       137,856        14.642920         2,018,614
      TCI Portfolios - TCIGrowth ....................................       564,722        15.327392         8,655,715
      TCI Portfolios - TCIInternational .............................       145,930        11.890858         1,735,233
      TCI Portfolios - TCI Value ....................................           900        10.143687             9,129
      Van Eck - Gold and Natural Resources Fund .....................       174,641        18.284590         3,193,239
      Van Eck - Worldwide Bond Fund .................................       110,868        13.479157         1,494,407
      Van Eck - Worldwide Emerging Markets Fund .....................           319        10.078948             3,215
      Van Kampen American Capital LIT - Real Estate Securities Fund .       120,572        15.045195         1,814,029
      Warburg Pincus - International Equity Portfolio ...............       469,367        11.660648         5,473,123
      Warburg Pincus - Small Company Growth Portfolio ...............       402,279        14.080553         5,664,311

Modified Single Premium and Last Survivor Flexible Premium contracts:
      The Dreyfus Socially Responsible Growth Fund, Inc. ............         7,118        11.180091            79,580
      Dreyfus Stock Index Fund ......................................        25,438        11.459856           291,516
      Fidelity VIP - Equity-Income Portfolio ........................        61,195        10.790149           660,303
      Fidelity VIP - Growth Portfolio ...............................        40,595        10.446167           424,062
      Fidelity VIP - High Income Portfolio ..........................        62,142        10.830462           673,027
      Fidelity VIP - Overseas Portfolio .............................         5,158        10.668178            55,026
      Fidelity VIP-II - Asset Manager Portfolio .....................        10,453        11.022140           115,214
      Fidelity VIP-II - Contrafund Portfolio ........................        35,353        11.249999           397,721
      Nationwide SAT - Capital Appreciation Fund ....................         8,542        11.610340            99,176
      Nationwide SAT - Government Bond Fund .........................         5,711        10.679205            60,989
      Nationwide SAT - Money Market Fund ............................       304,482        10.339005         3,148,041
      Nationwide SAT - Small Company Fund ...........................        20,576        10.524418           216,550
      Nationwide SAT - Total Return Fund ............................        64,330        11.444877           736,249
      Neuberger &Berman - Growth Portfolio ..........................        21,053         9.869834           207,790
      Neuberger &Berman - Limited Maturity Bond Portfolio ...........         7,552        10.477247            79,124
      Neuberger &Berman - Partners Portfolio ........................        15,462        11.476324           177,447
      Oppenheimer - Bond Fund .......................................         7,727        10.644626            82,251
      Oppenheimer - Global Securities Fund ..........................         8,064        10.833847            87,364
      Oppenheimer - Multiple Strategies Fund ........................         9,746        10.937578           106,598
      Strong Special Fund II, Inc. ..................................         9,106        10.766829            98,043
      Strong VIF - Strong Discovery Fund II .........................        14,115         9.884557           139,521
      Strong VIF - Strong International Stock Fund II ...............         8,692        10.054422            87,393
      TCI Portfolios - TCIBalanced ..................................         6,725        10.931147            73,512
      TCI Portfolios - TCIGrowth ....................................         9,987         9.118427            91,066
      TCI Portfolios - TCIInternational .............................         4,661        10.773558            50,216
      Van Eck - Gold and Natural Resources Fund .....................         7,974        10.056004            80,187
      Van Eck - Worldwide Bond Fund .................................         2,209        10.516764            23,232
      Van Kampen American Capital LIT - Real Estate Securities Fund .        11,112        13.673840           151,944
      Warburg Pincus - International Equity Portfolio ...............        24,290         9.935018           241,322
      Warburg Pincus - Small Company Growth Portfolio ...............        24,804         9.827590           243,764
                                                                             ------         --------      ------------
                                                                                                          $409,169,174
                                                                                                          ============

                                                                      SCHEDULE I

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                 SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                             FIDVIPEI           FIDVIPGR          FIDVIPHI          FIDVIPOV           FIDVIPAM
                                             --------           --------          --------          --------           --------
1996**
   Beginning unit value - Jan  1            $26.373971         30.259267         21.685282         17.526172         18.081878
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.217030          2.174262          1.977825           .431349          1.189904
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     2.528645          2.256603          1.050520          1.872575          1.435663
-------------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.265018)         (.311006)         (.220314)         (.176013)         (.181740)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $29.854628         34.379126         24.493313         19.654083         20.525705
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                13%               14%               13%               12%               14%
================================================================================================================================
1995
   Beginning unit value - Jan  1            $19.708533         22.566466         18.151674         16.131866         15.607540
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.542607           .124738          1.314664           .123427           .327932
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     5.341041          7.828480          2.410020          1.428229          2.304058
-------------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.218210)         (.260417)         (.191076)         (.157350)          (.157652)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $26.373971         30.259267         21.685282         17.526172         18.081878
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                34%               34%               19%                9%               16%
================================================================================================================================
1994
   Beginning unit value - Jan  1            $18.583057         22.785679         18.612185         16.009316         16.778042
-------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.395798          1.371061          1.706032           .082663           .815806
-------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.087894)        (1.381165)        (1.991707)          .196908         (1.832732)
-------------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.182428)         (.209109)         (.174836)         (.157021)         (.153576)
-------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $19.708533         22.566466         18.151674         16.131866         15.607540
-------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 6%               (1)%              (2)%               1%               (7)%
================================================================================================================================

                                             NSATGVTBD         NSATMYMKT         NSATTOTRE
                                             ---------         ---------         ---------
1996
   Beginning unit value - Jan. 1             19.357639         14.287454         22.138653
--------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.200383           .727569          1.479674
--------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.533024)          .000000          3.328301
--------------------------------------------------------------------------------------------
   Asset charges                              (.182764)         (.139845)         (.228944)
--------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               19.842234         14.875178         26.717684
--------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                   3%              4%               21%
============================================================================================
1995
   Beginning unit value - Jan. 1             16.457035         13.652006         17.312690
--------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.167149           .768745          1.720678
--------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     1.903991           .000000          3.293404
--------------------------------------------------------------------------------------------
   Asset charges                              (.170536)         (.133297)         (.188119)
--------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               19.357639         14.287454         22.138653
--------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                18%                5%               28%
============================================================================================
1994
   Beginning unit value - Jan. 1            17.168348         13.267517         17.291720
--------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           1.079469           .512535           .875020
--------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   (1.633239)          .000000          (.688478)
--------------------------------------------------------------------------------------------
   Asset charges                             (.157543)         (.128046)         (.165572)
--------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              16.457035         13.652006         17.312690
--------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                              (4)%                3%                0%
============================================================================================

  * An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.
 **  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
            SINGLE PREMIUM CONTRACTS ISSUED PRIOR TO APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                             NBAMTGRO          NBAMTLDMAT         OPPGLSEC           STSPEC2
                                             --------          ----------         --------           -------
1996***
   Beginning unit value - Jan  1            $22.976381         15.906671         11.503363         18.309087
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            2.084651          1.338753           .000000           .861320
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .004126          (.659070)         2.036434          2.443023
-----------------------------------------------------------------------------------------------------------------
   Asset charges                              (.226973)         (.152474)         (.117611)         (.187014)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $24.838185         16.433880         13.422186         21.426416
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     unit value* (a)                                8%                3%               17%               17%
=================================================================================================================
1995
   Beginning unit value - Jan  1            $17.608267         14.475203         11.358489         14.690448
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .623265           .804090           .298934           .761035
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     4.945641           .771696          (.045712)         3.013032
-----------------------------------------------------------------------------------------------------------------
   Asset charges                              (.200792)         (.144318)         (.108348)         (.155428)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $22.976381         15.906671         11.503363         18.309087
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                            30%               10%                1%               25%
=================================================================================================================
1994
   Beginning unit value - Jan  1            $18.709214         14.635617         12.162716         14.315226
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            2.255334           .618309           .214436           .411358
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (3.185612)         (.641424)         (.903773)          .103258
-----------------------------------------------------------------------------------------------------------------
   Asset charges                              (.170669)         (.137299)         (.114890)         (.139394)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $17.608267         14.475203         11.358489          14.690448
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           (6)%               (1)%              (7)%               3%
=================================================================================================================

                                                TCIGRO          VEGOLDNR          VEWRLDBD         VKACRESEC         WPINTEQ
                                                ------          --------          --------         ---------         --------
1996***
   Beginning unit value - Jan  1             25.381408         12.839256         14.458585          10.784280       10.679811
-----------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            2.847171           .272272           .394300            .288822         .226874
-----------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (3.934619)         2.040791          (.034088)          4.051625         .835595
-----------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.240311)         (.137772)         (.136142)          (.113219)       (.107765)
-----------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               24.053649         15.014547         14.682655          15.011508       11.634515
-----------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     unit value* (a)                              (5)%               17%                2%                39%              9%
=============================================================================================================================
1995
   Beginning unit value - Jan  1             19.544976         11.677805         12.443161          10.000000              **
-----------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .022491           .115292          1.008475            .092106
-----------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     6.032555          1.160549          1.138120            .740132
-----------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.218614)         (.114390)         (.131171)          (.047958)
-----------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               25.381408         12.839256         14.458585          10.784280
-----------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                            30%               10%               16%              8%(B)
=============================================================================================================================
1994

   Beginning unit value - Jan  1             19.964524         12.382561         12.729709                **               **
-----------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .002137           .062321           .051271
-----------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.236035)         (.652194)         (.220753)
-----------------------------------------------------------------------------------------------------------------------------
   Asset charges                              (.185650)         (.114883)         (.117066)
-----------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               19.544976         11.677805         12.443161
-----------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           (2)%              (6)%              (2)%
=============================================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)  Asset charges do not include the policy charges discussed in note 2; and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                            DRYSRGRO     DRYSTKIX     FIDVIPEI     FIDVIPGR     FIDVIPHI
                                            --------     --------     --------     --------     --------
1996***
   Beginning unit value - Jan. 1         $14.242220    13.621789    21.648958    20.999607    22.388295
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .735836      .587431      .998669     1.508424     2.041281
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  2.266937     2.459672     2.069513     1.561724     1.079684
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.203172)    (.193899)    (.297162)    (.294823)    (.310696)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31           $17.041821    16.474993    24.419978    23.774932    25.198564
-----------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                          20%          21%          13%          13%          13%
============================================================================================================
1995
   Beginning unit value - Jan. 1         $10.722275    10.088849    16.234159    15.715602    18.805616
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .392053      .361339     1.269479      .086841     1.361583
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  3.289798     3.326196     4.390826     5.444880     2.491513
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.161906)    (.154595)    (.245506)    (.247716)    (.270417)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31           $14.242220    13.621789    21.648958    20.999607    22.388295
-----------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                          33%          35%          33%          34%          19%
============================================================================================================
1994
   Beginning unit value - Jan. 1         $10.702403    10.131165    15.360584    15.923752    19.350153
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .276372      .283260     1.152726      .957853     1.773098
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  (.117327)    (.195255)    (.073161)    (.966373)   (2.069306)
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.139173)    (.130321)    (.205990)    (.199630)    (.248329)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31           $10.722275    10.088849    16.234159    15.715602    18.805616
-----------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           0%           0%           6%         (1)%         (3)%
============================================================================================================

                                           FIDVIPOV     FIDVIPAM    FIDVIPCON    NSATCAPAP    NSATGVTBD
                                           --------     --------    ---------    ---------    ---------
1996***
   Beginning unit value - Jan. 1          12.667544    17.721708    11.071965    14.444672    16.104612
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .311669     1.165823      .104326      .749268      .996469
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  1.350232     1.401973     2.236026     2.998693     (.443598)
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.173779)    (.243295)    (.155475)    (.208575)    (.207709)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            14.155666    20.046209    13.256842    17.984058    16.449774
-----------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
     in unit value* (a)                          12%          13%          20%          25%           2%
============================================================================================================
1995
   Beginning unit value - Jan. 1          11.700527    15.350115    10.000000    11.312336    13.739287
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .089493      .322418      .142783      .642275      .972265
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  1.033414     2.260958      .998389     2.653961     1.587542
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.155890)    (.211783)    (.069207)    (.163900)    (.194482)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            12.667544    17.721708    11.071965    14.444672    16.104612
-----------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                          8%          15%       11%(B)          28%          17%
============================================================================================================
1994
   Beginning unit value - Jan. 1          11.652241    16.559029       **        11.563943    14.383265
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .060146      .804872                   .182742      .902346
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   .144272    (1.806726)                 (.286826)   (1.366016)
-----------------------------------------------------------------------------------------------------------
   Asset charges                           (.156132)    (.207060)                 (.147523)    (.180308)
-----------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            11.700527    15.350115                 11.312336    13.739287
-----------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                          0%         (7)%                      (2)%         (4)%
============================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)  Asset charges do not include the policy charges discussed in note 2; and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                           NSATMYMKT        NSATSMCO          NSATTOTRE        NBAMTGRO       NBAMTLMAT
                                           ---------        --------          ---------        --------       ---------
1996***
   Beginning unit value - Jan  1          $12.028786       11.410311          19.154939       16.264834       13.684722
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .611421         .133295           1.276326        1.474851        1.151075
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    .000000        2.456523           2.875006         .000818        (.567983)
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                            (.161103)       (.166908)          (.270588)       (.219491)       (.179189)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            $12.479104       13.833221          23.035683       17.521012       14.088625
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           4%             21%                20%              8%               3%
====================================================================================================================================
1995
   Beginning unit value - Jan  1          $11.534440       10.000000          15.031721       12.508337       12.496729
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .648458         .017459           1.489410         .442496         .693794
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    .000000        1.418328           2.856936        3.508824         .664378
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                            (.154112)       (.025476)          (.223128)       (.194823)       (.170179)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            $12.028786       11.410311          19.154939       16.264834       13.684722
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           4%           14%(b)               27%             30%             10%
====================================================================================================================================
1994
   Beginning unit value - Jan  1          $11.249231              **          15.066007       13.336899       12.679406
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           .433762                            .760244        1.607088         .535454
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    .000000                           (.597472)      (2.269450)       (.555628)
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                            (.148553)                          (.197058)       (.166200)       (.162503)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            $11.534440                          15.031721       12.508337       12.496729
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           3%                                 0%            (6)%              (1)%
====================================================================================================================================

                                          NBAMTPART         OPPBDFD        OPPGLSEC         OPPMULT       STDISC2        STINTSTK2
                                          ---------         -------        --------         -------       -------        ---------
1996***
   Beginning unit value - Jan  1          13.495873       16.056725       11.413379       16.404926       16.214896      10.226632
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .549661        1.030165         .000000        1.247087        3.300617        .050938
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  3.411340        (.269155)       2.016448        1.276232       (3.177170)      1.007488
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                           (.197162)       (.209417)       (.159401)       (.227169)       (.204800)      (.143255)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            17.259712       16.608318       13.270426       18.701076       16.133543      11.141803
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                         28%              3%             16%             14%             (1)%            9%
====================================================================================================================================
1995
   Beginning unit value - Jan  1          10.018146       13.903136       11.309050       13.693997       12.144445      10.000000
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .081860         .956955         .297396        1.103154         .211667        .041085
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                  3.550382        1.391543        (.045694)       1.805769        4.042004        .209467
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                           (.154515)       (.194909)       (.147373)       (.197994)       (.183220)      (.023920)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            13.495873       16.056725       11.413379       16.404926       16.214896      10.226632
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                         35%             15%              1%            20%              34%           2%(b)
====================================================================================================================================
1994
   Beginning unit value - Jan  1          10.000000       14.362878       12.152136       14.148115       13.003547             **
------------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                          .000000         .809172         .214078         .720350         .971167
------------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   .072562       (1.086058)       (.900362)       (.993926)      (1.670283)
------------------------------------------------------------------------------------------------------------------------------------
   Asset charges                            .054416        (.182856)       (.156802)       (.180542)       (.159986)
------------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31            10.018146       13.903136       11.309050       13.693997       12.144445
------------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                       0%(b)            (3)%            (7)%            (3)%            (7)%
====================================================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)   Asset charges do not include the policy charges discussed in note 2; and
     (b)   This investment option was not utilized for the entire year indicated.
 **  This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                          STSPEC2           TCIBAL          TCIGRO          TCIINT        VEGOLDNR
                                          -------           ------          ------          ------        --------
1996***
   Beginning unit value - Jan. 1       $18.074367        12.914886       17.116040       10.403803       14.230388
------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                        .849403          .609960        1.918348         .247063         .301335
------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                2.405871          .954721       (2.649394)       1.239275        2.259820
------------------------------------------------------------------------------------------------------------------
   Asset charges                         (.252187)        (.176058)       (.221369)       (.142090)       (.208595)
------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31         $21.077454        14.303509       16.163625       11.748051       16.582948
------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                       17%              11%            (6)%             13%             17%
==================================================================================================================
1995
   Beginning unit value - Jan. 1       $14.552799        10.801955       13.226279        9.392654       12.988341
------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
    and dividends                         .753037          .305779         .015219         .000000         .127947
------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                2.978850         1.961461        4.076606        1.136602        1.287916
------------------------------------------------------------------------------------------------------------------
   Asset charges                         (.210319)        (.154309)       (.202064)       (.125453)       (.173816)
------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31         $18.074367        12.914886       17.116040       10.403803       14.230388
------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                       24%              20%             29%             11%             10%
==================================================================================================================
1994
   Beginning unit value - Jan. 1       $14.230663        10.876445       13.557427       10.000000       13.820369
------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                        .407898          .260556         .001450         .000000         .069418
------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                 .103521         (.194370)       (.160376)       (.554327)       (.726294)
------------------------------------------------------------------------------------------------------------------
   Asset charges                         (.189283)        (.140676)       (.172222)       (.053019)       (.175152)
------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31         $14.552799        10.801955       13.226279        9.392654       12.988341
------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                        2%             (1)%            (2)%         (6)%(b)            (6)%
==================================================================================================================

                                       VEWRLDBD       VKACRESEC         WPLNTEQ          WPSMCOGR
                                       --------       ---------         -------          --------
1996***
   Beginning unit value - Jan. 1      14.170551       10.765797       10.661502         12.430586
-------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .385883         .287384         .225731           .000000
-------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              (.034573)       4.034391         .833478          1.720228
-------------------------------------------------------------------------------------------------
   Asset charges                       (.182253)       (.154376)       (.146940)         (.175164)
-------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31        14.339608       14.933196       11.573771         13.975650
-------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                      1%             39%              9%               12%
=================================================================================================
1995
   Beginning unit value - Jan. 1    $ 12.237880       10.000000       10.000000         10.000000
-------------------------------------------------------------------------------------------------
   Reinvested capital gains
    and dividends                       .990055         .091962         .077347           .000000
-------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              1.118852         .739397         .650501          2.501606
-------------------------------------------------------------------------------------------------
   Asset charges                       (.176236)       (.065562)       (.066346)         (.071020)
-------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $ 14.170551       10.765797       10.661502         12.430586
-------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                     16%           8%(b)           7%(b)            24%(b)
=================================================================================================
1994
   Beginning unit value - Jan. 1    $ 12.563474             **              **               **
-------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .050533
-------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              (.218292)
-------------------------------------------------------------------------------------------------
   Asset charges                       (.157835)
-------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $ 12.237880
-------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    (3)%
=================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)  Asset charges do not include the policy charges discussed in note 2; and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUES
                     YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                     DRYSRGRO       DRYSTKIX       FIDVIPEI      FIDVIPGR       FIDVIPHI
                                     --------       --------       --------      --------       --------
1996***
   Beginning unit value - Jan. 1   $14.401809      13.775382      22.215745     21.256059      20.852993
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .747630        .596225       1.025291      1.527554       1.902180
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            2.296912       2.494042       2.132663      1.587071       1.012148
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.126762)      (.120975)      (.188129)     (.184124)      (.178535)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $17.319589      16.744674      25.185570     24.186560      23.588786
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   20%            22%            13%           14%            13%
========================================================================================================
1995
   Beginning unit value - Jan. 1   $10.788547      10.151919      16.576413     15.828463      17.428943
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .396430        .364933       1.297971       .087506       1.262495
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            3.317353       3.354508       4.496038      5.494030       2.316172
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.100521)      (.095978)      (.154677)     (.153940)      (.154617)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $14.401809      13.775382      22.215745     21.256059      20.852993
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   33%            36%            34%           34%            20%
========================================================================================================
1994
   Beginning unit value - Jan. 1   $10.715005      10.143796      15.606442     15.958341      17.844401
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .278073        .284601       1.172669       .960381       1.635883
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.118575)      (.195976)      (.073581)     (.966828)     (1.910067)
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.085956)      (.080502)      (.129117)     (.123431)      (.141274)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $10.788547      10.151919      16.576413     15.828463      17.428943
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    1%             0%             6%          (1)%           (2)%
========================================================================================================

                                     FIDVIPOV      FIDVIPAM      FIDVIPCON      NSATCAPAP      NSATGVTBD
                                     --------      --------      ---------      ---------      ---------
1996***
   Beginning unit value - Jan. 1    13.645033     15.982529      11.099135      14.713230      14.984933
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .335875      1.051899        .104631        .766553        .930103
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            1.459385      1.270941       2.248711       3.061949       (.412550)
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.115480)     (.135376)      (.096154)      (.131065)      (.119235)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      15.324813     18.169993      13.356323      18.410667      15.383251
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   12%           14%            20%            25%             3%
========================================================================================================
1995
   Beginning unit value - Jan. 1    12.540728     13.774855      10.000000      11.465403      12.720514
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .095965       .289466        .143118        .653781        .903001
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            1.111417      2.035460        .998657       2.696528       1.472503
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.103077)     (.117252)      (.042640)      (.102482)      (.111085)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      13.645033     15.982529      11.099135      14.713230      14.984933
   Percentage increase (decrease)
     in unit value* (a)                    9%           16%         11%(b)            28%            18%
========================================================================================================
1994
   Beginning unit value - Jan. 1    12.426854     14.785784         **          11.662121      13.250482
--------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .064174       .719044                       .184927        .833925
--------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .152413     (1.615920)                     (.289863)     (1.261429)
--------------------------------------------------------------------------------------------------------
   Asset charges                     (.102713)     (.114053)                     (.091782)      (.102464)
--------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      12.540728     13.774855                     11.465403      12.720514
--------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    1%          (7)%                          (2)%           (4)%
========================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)  Asset charges do not include the policy charges discussed in note 2; and
     (b)  This investment option was not utilized for the entire year indicated.
**   This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUES
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                    NSATMYMKT     NSATSMCO    NSATTOTRE     NBAMTGRO    NBAMTLMAT    NBAMTPART
                                    ---------     --------    ---------     --------    ---------    ---------
1996***
   Beginning unit value - Jan. 1   $11.714295    11.420759    18.192762    15.962482    13.096811    13.591346
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .596995      .133983     1.217547     1.448641     1.102543      .554011
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000     2.463983     2.737018      .003774     (.542247)    3.446498
----------------------------------------------------------------------------------------------------------------
   Asset charges                     (.096547)    (.103082)    (.158554)    (.132892)    (.105789)    (.122495)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $12.214743    13.915643    21.988773    17.282005    13.551318    17.469360
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   4%           22%          21%           8%           3%          29%
================================================================================================================
1995
   Beginning unit value - Jan. 1  $11.176411    10.000000    14.205723    12.214794    11.900389    10.038887
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .629782      .017475     1.413734      .432461      .661221      .082096
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .000000     1.418968     2.703396     3.432609      .635177     3.565899
----------------------------------------------------------------------------------------------------------------
   Asset charges                    (.091898)    (.015684)    (.130091)    (.117382)    (.099976)    (.095536)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31    $11.714295    11.420759    18.192762    15.962482    13.096811    13.591346
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   5%       14%(b)          28%          31%          10%          35%
================================================================================================================
1994
   Beginning unit value - Jan. 1  $10.845265           **    14.167308     12.959107   12.014277    10.000000
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .419275                   .717782     1.562441      .507651      .000000
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            .000000                  (.565055)   (2.207122)    (.526553)     .072401
----------------------------------------------------------------------------------------------------------------
   Asset charges                    (.088129)                 (.114312)    (.099632)    (.094986)    (.033514)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31    $11.176411                 14.205723    12.214794    11.900389    10.038887
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   3%                        0%         (6)%         (1)%        0%(b)
================================================================================================================

                                     OPPBDFD     OPPGLSEC      OPPMULT      STDISC2     STINTSTK2
                                     -------     --------      -------      -------     ---------
1996***
   Beginning unit value - Jan. 1   15.164813    11.542134    16.100377    16.514850     10.236021
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .975830      .000000     1.226905     3.367146       .051144
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)           (.253799)    2.045080     1.256649    (3.238459)     1.009533
----------------------------------------------------------------------------------------------------------------
   Asset charges                    (.122023)    (.099461)    (.137568)    (.128676)     (.088468)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     15.764821    13.487753    18.446363    16.514861     11.208230
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   4%          17%          15%           0%            9%
================================================================================================================
1995
   Beginning unit value - Jan. 1  $13.065574    11.379737    13.372968    12.307607     10.000000
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .902009      .299595     1.079776      .215562       .041121
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)           1.310232     (.045711)    1.766931     4.106245       .209625
----------------------------------------------------------------------------------------------------------------
   Asset charges                    (.113002)    (.091487)    (.119298)    (.114564)     (.014725)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31    $15.164813    11.542134    16.100377    16.514850     10.236021
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                  16%           1%          20%          34%         2%(b)
================================================================================================================
1994
   Beginning unit value - Jan. 1  $13.430475    12.167250    13.747705    13.112678           **
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   .759284      .214589      .702216      .983647
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)          (1.018698)    (.905246)    (.968729)   (1.689193)
----------------------------------------------------------------------------------------------------------------
   Asset charges                    (.105487)    (.096856)    (.108224)    (.099525)
----------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31    $13.065574    11.379737    13.372968    12.307607
----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                 (3)%         (6)%         (3)%         (6)%
================================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)   Asset charges do not include the policy charges discussed in note 2; and
     (b)   This investment option was not utilized for the entire year indicated.
 **  This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
            MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUES
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                       STSPEC2        TCIBAL       TCIGRO       TCIINT     TCIVALUE
                                       -------        ------       ------       ------     --------
1996***
   Beginning unit value - Jan. 1    $18.408627     13.155049    16.149061    10.477472    10.000000
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .866384       .622373     1.812196      .249286      .000000
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             2.458870       .976138    (2.505020)    1.252389      .145457
---------------------------------------------------------------------------------------------------
   Asset charges                      (.158462)     (.110640)    (.128845)    (.088289)    (.001770)
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $21.575419     14.642920    15.327392    11.890858    10.143687
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    17%           11%         (5)%          13%        1%(b)
===================================================================================================
1995
   Beginning unit value - Jan. 1    $14.748256     10.948128    12.417011     9.412116           **
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .764407       .310910      .014289      .000000
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             3.027469      1.992508     3.834812     1.142911
---------------------------------------------------------------------------------------------------
   Asset charges                      (.131505)     (.096497)    (.117051)    (.077555)
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $18.408627     13.155049    16.149061    10.477472
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                    25%           20%          30%          11%
===================================================================================================
1994
   Beginning unit value - Jan. 1    $14.350073     10.968814    12.664593    10.000000           **
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .412806       .263602      .001356      .000000
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              .103139      (.196764)    (.149703)    (.555221)
---------------------------------------------------------------------------------------------------
   Asset charges                      (.117762)     (.087524)    (.099235)    (.032663)
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $14.748256     10.948128    12.417011     9.412116
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                     3%            0%         (2)%        6%(b)
===================================================================================================

                                     VEGOLDNR     VEWRLDBD    VEWRLDEMKT    VKACRESEC      WPLNTEQ    WPSMCOGR
                                     --------     --------    ----------    ---------      -------    --------
1996***
   Beginning unit value - Jan. 1    15.612002    13.253457     10.000000    10.792212    10.687672   12.461074
--------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .331277      .361660       .000000      .289441      .227366     .000000
--------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            2.482492     (.030793)      .080699     4.059026      .836487    1.727810
--------------------------------------------------------------------------------------------------------------
   Asset charges                     (.141181)    (.105167)     (.001751)    (.095484)    (.090877)   (.108331)
--------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      18.284590    13.479157     10.078948    15.045195    11.660648   14.080553
--------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   17%           2%         1%(b)          39%           9%         13%
==============================================================================================================
1995
   Beginning unit value - Jan. 1    14.178501    11.388987            **    10.000000    10.000000   10.000000
--------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .140115      .923751                    .092168      .077521     .000000
--------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            1.410450     1.041904                    .740443      .651025    2.504833
--------------------------------------------------------------------------------------------------------------
   Asset charges                     (.117064)    (.101185)                  (.040399)    (.040874)   (.043759)
--------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      15.612002    13.253457                  10.792212    10.687672   12.461074
--------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                   10%          16%                      8%(b)        7%(b)     25%(b)
==============================================================================================================
1994
   Beginning unit value - Jan. 1    15.011706    11.633841            **           **           **          **
--------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .075618      .046884
--------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (.791458)    (.201583)
--------------------------------------------------------------------------------------------------------------
   Asset charges                     (.117365)    (.090155)
--------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      14.178501    11.388987
--------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                  (6)%         (2)%
==============================================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)   Asset charges do not include the policy charges discussed in note 2; and
     (b)   This investment option was not utilized for the entire year indicated.
 **  This investment option was not being utilized or was not available.
***  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE
                          YEAR ENDED DECEMBER 31, 1996

                                      DRYSRGRO          DRYSTKIX         FIDVIPEI          FIDVIPGR
                                      --------          --------         --------          --------
1996**
   Beginning unit value - Jan. 1    $10.000000         10.000000        10.000000         10.000000
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .482403           .358216          .000000           .000000
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              .697688          1.101640          .790149           .446167
---------------------------------------------------------------------------------------------------
   Contract charges                    .000000           .000000          .000000           .000000
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $11.180091         11.459856        10.790149         10.446167
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                  12%(b)            15%(b)            8%(b)             4%(b)
===================================================================================================
                                      FIDVIPCON        NSATCAPAP        NSATGVTBD         NSATMYMKT
                                      ---------        ---------        ---------         ---------
1996**
   Beginning unit value - Jan. 1     $10.000000        10.000000        10.000000         10.000000
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .000000           .445367          .489314           .339005
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             1.249999          1.164973          .189891           .000000
---------------------------------------------------------------------------------------------------
   Contract charges                    .000000           .000000          .000000           .000000
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31      $11.249999         11.610340        10.679205         10.339005
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                  12%(b)            16%(b)            7%(b)             3%(b)
===================================================================================================
                                      NBAMTLMAT         NBAMTPART          OPPBDFD         OPPGLSEC
                                      ---------         ---------          -------         --------
1996**
   Beginning unit value - Jan. 1    $10.000000         10.000000        10.000000         10.000000
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .000000           .000000          .479143           .000000
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              .477247          1.476324          .165483           .833847
---------------------------------------------------------------------------------------------------
   Contract charges                    .000000           .000000          .000000           .000000
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec.31       $10.477247         11.476324        10.644626         10.833847
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                   5%(b)            15%(b)            6%(b)             8%(b)
===================================================================================================

                                     FIDVIPHI         FIDVIPOV          FIDVIPAM
                                     --------         --------          --------
1996**
   Beginning unit value - Jan. 1    10.000000        10.000000         10.000000
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    .000000          .000000           .000000
--------------------------------------------------------------------------------
   Unrealized gain (loss)             .830462          .668178          1.022140
--------------------------------------------------------------------------------
   Contract charges                   .000000          .000000           .000000
--------------------------------------------------------------------------------
   Ending unit value - Dec.31       10.830462        10.668178         11.022140
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                  8%(b)            7%(b)            10%(b)
================================================================================
                                      NSATSMCO        NSATTOTRE         NBAMTGRO
                                      --------        ---------         --------
1996**
   Beginning unit value - Jan. 1     10.000000        10.000000        10.000000
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .095576          .580169          .000000
--------------------------------------------------------------------------------
   Unrealized gain (loss)              .428842          .864708         (.130166)
--------------------------------------------------------------------------------
   Contract charges                    .000000          .000000          .000000
--------------------------------------------------------------------------------
   Ending unit value - Dec.31       $10.524418        11.444877         9.869834
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                    5%(b)           14%(b)           (1)%(b)
================================================================================
                                       OPPMULT          STDISC2        STINTSTK2
                                       -------          -------        ---------
1996**
   Beginning unit value - Jan. 1    $10.000000        10.000000        10.000000
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .402281          .520758          .045738
--------------------------------------------------------------------------------
   Unrealized gain (loss)              .535297         (.636201)         .008684
--------------------------------------------------------------------------------
   Contract charges                    .000000          .000000          .000000
--------------------------------------------------------------------------------
   Ending unit value - Dec.31        10.937578         9.884557        10.054422
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                   9%(b)          (1)%(b)            1%(b)
================================================================================

  *  An annualized rate of return cannot be determined as:
     (a)   Asset charges do not include the policy charges discussed in note 2; and
     (b)   This investment option was not utilized for the entire year indicated.
 **  No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                          YEAR ENDED DECEMBER 31, 1996

                                       STSPEC2            TCIBAL           TCIGRO            TCIINT
                                       -------            ------           ------            ------
1996**
   Beginning unit value - Jan. 1    $10.000000         10.000000        10.000000         10.000000
---------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .045100           .122861          .000000           .224735
---------------------------------------------------------------------------------------------------
   Unrealized gain (loss)              .721729           .808286         (.881573)          .548823
---------------------------------------------------------------------------------------------------
   Contract charges                    .000000           .000000          .000000           .000000
---------------------------------------------------------------------------------------------------
   Ending unit value - Dec.31       $10.766829         10.931147         9.118427         10.773558
---------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                   8%(b)             9%(b)          (9)%(b)             8%(b)
===================================================================================================

                                      VEGoldNR         VEWrldNR         VKACRESec
                                      --------         --------         ---------
1996**
   Beginning unit value - Jan. 1     10.000000        10.000000         10.000000
---------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .181335          .280847           .255666
---------------------------------------------------------------------------------
   Unrealized gain (loss)             (.125331)         .235917          3.418174
---------------------------------------------------------------------------------
   Contract charges                    .000000          .000000           .000000
---------------------------------------------------------------------------------
   Ending unit value - Dec. 31       10.056004        10.516764         13.673840
---------------------------------------------------------------------------------
  Percentage increase (decrease)
     in unit value*(a)                   1%(b)            5%(b)            37%(b)
=================================================================================

                                       WPINTEQ          WPSMCOGR
                                       -------          --------
1996**
   Beginning unit value - Jan. 1    $10.000000         10.000000
----------------------------------------------------------------
   Reinvested capital gains
     and dividends                     .193639           .000000
----------------------------------------------------------------
   Unrealized gain (loss)             (.258621)         (.172410)
----------------------------------------------------------------
   Contract charges                    .000000           .000000
----------------------------------------------------------------
   Ending unit value - Dec.31        $9.935018          9.827590
----------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*(a)                 (1)%(b)           (2)%(b)
================================================================

  *  An annualized rate of return cannot be determined as:
     (a)   Asset charges do not include the policy charges discussed in note 2; and
     (b)   This investment option was not utilized for the entire year indicated.
 **  No other investment options were being utilized.

See note 6.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============

                             II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 4 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 103 pages.


Representations and Undertakings.

The Signatures.

Accountants' Consent

The following exhibits required by Forms N-8B-2 and S-6:

1. Power of Attorney dated April       Attached hereto.
   2, 1997

2. Resolution of the Depositor's Board Included with the Registration Statement
   of Directors authorizing the        on Form N-8B-2 for the Nationwide VLI
   establishment of the Registrant,    Separate Account-2 (File No. 811-5311),
   adopted                             and hereby incorporated herein by
                                       reference.

3. Distribution Contracts              Included with the Registration Statement
                                       on Form N-8B-2 for the Nationwide VLI
                                       Separate Account-2 (File No. 811-5311),
                                       and hereby incorporated herein by
                                       reference.

4. Form of Security                    Filed previously with initial
                                       registration (File No. 33-63179) and is
                                       hereby incorporated by reference.

5. Articles of Incorporation of        Included with the Registration Statement
   Depositor                           on Form N-8B-2 for the Nationwide VLI
                                       Separate Account-2 (File No. 811-5311),
                                       and hereby incorporated herein by
                                       reference.

6. Application form of Security        Filed previously with initial
                                       registration (File No. 33-63179) and is
                                       hereby incorporated by reference.

7. Opinion of Counsel                  Filed previously with initial
                                       registration (File No. 33-63179) and is
                                       hereby incorporated by reference.

Representations and Undertakings

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the Policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                              ACCOUNTANTS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account - 2:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
April 22, 1997

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 4 and has duly caused this Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 27th day of June, 1997.



                                              NATIONWIDE VLI SEPARATE ACCOUNT-2
                                              --------------------------------
                                                          (Registrant)


(Seal)                                        NATIONWIDE LIFE INSURANCE COMPANY
Attest:                                       --------------------------------
                                                           (Sponsor)


W. SIDNEY DRUEN                               By:        JOSEPH P. RATH
-----------------------------                    -----------------------------
W. Sidney Druen                                          Joseph P. Rath
Assistant Secretary                                      Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities indicated on the 27th day of June, 1997.

         Signature                      Title

LEWIS J. ALPHIN                       Director
-----------------------------
Lewis J. Alphin


KEITH W. ECKEL                        Director
-----------------------------
Keith W. Eckel


WILLARD J. ENGEL                      Director
-----------------------------
Willard J. Engel


FRED C. FINNEY                        Director
-----------------------------
Fred C. Finney


CHARLES L. FUELLGRAF, JR.             Director
-----------------------------
Charles L. Fuellgraf, Jr.


JOSEPH J. GASPER               President/Chief Operating Officer and Director
-----------------------------
Joseph J. Gasper


HENRY S. HOLLOWAY              Chairman of the Board and Director
----------------------------
Henry S. Holloway


                                  Chairman and Chief Executive Officer --
DIMON RICHARD MCFERSON         Nationwide Insurance Enterprise and Director
-----------------------------
Dimon Richard McFerson


DAVID O. MILLER                       Director
-----------------------------
David O. Miller


C. RAY NOECKER                        Director
-----------------------------
C. Ray Noecker


ROBERT A. OAKLEY              Executive Vice President- Chief Financial Officer
-----------------------------
Robert A. Oakley


JAMES F. PATTERSON                    Director        By/s/JOSEPH P. RATH
-----------------------------                     ----------------------------
James F. Patterson                                       Joseph P. Rath


ARDEN L. SHISLER                      Director         Attorney-in-Fact
-----------------------------
Arden L. Shisler


ROBERT L. STEWART                     Director
-----------------------------
Robert L. Stewart


NANCY C. THOMAS                       Director
-----------------------------
Nancy C. Thomas


HAROLD W. WEIHL                       Director
-----------------------------
Harold W. Weihl